UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22048

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Emerging Markets Local Income Portfolio

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about the Emerging Markets Local Income Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Emerging Markets Local Income Fund. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Local Income Portfolio	$91	0.86%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) (the Index):

↑ An out-of-Index allocation to Egyptian local currency bonds contributed to the Fund’s performance relative to the Index during a period of positive reforms, assistance from the International Monetary Fund (IMF), and regional support amid the Israel-Hamas conflict

↑ An overweight exposure to the Turkish lira helped relative returns after local elections resulted in the continuation of Turkey’s more orthodox monetary policy

↑ An out-of-Index Kenyan shilling allocation ― sold by period-end ― aided returns after Kenya’s central bank raised interest rates and an IMF loan was approved

↑ Derivatives — led by foreign exchange forwards to manage currency exposures and interest-rate swaps to manage interest-rate exposures — helped Fund returns

↓ An underweight exposure to the South African rand, which strengthened following national elections, detracted from Index-relative returns during the period

↓ An underweight exposure to the Thai baht detracted from Index-relative returns, as the currency rallied with the broader market during most of the period

↓ An underweight exposure to the Chinese yuan, which strengthened in value after China announced economic stimulus measures, detracted from relative returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Emerging Markets Local Income Portfolio	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
10/14	$10,000	$10,000
11/14	$9,865	$9,869
12/14	$9,292	$9,284
1/15	$9,342	$9,315
2/15	$9,262	$9,190
3/15	$8,964	$8,916
4/15	$9,278	$9,176
5/15	$9,077	$8,940
6/15	$8,947	$8,831
7/15	$8,690	$8,604
8/15	$8,313	$8,142
9/15	$7,930	$7,900
10/15	$8,292	$8,258
11/15	$8,237	$8,079
12/15	$8,130	$7,899
1/16	$8,009	$7,926
2/16	$8,131	$8,041
3/16	$8,905	$8,769
4/16	$9,202	$8,995
5/16	$8,846	$8,506
6/16	$9,336	$9,006
7/16	$9,368	$9,061
8/16	$9,518	$9,064
9/16	$9,678	$9,248
10/16	$9,646	$9,169
11/16	$8,980	$8,525
12/16	$9,174	$8,684
1/17	$9,355	$8,880
2/17	$9,599	$9,040
3/17	$9,829	$9,249
4/17	$9,967	$9,357
5/17	$10,122	$9,540
6/17	$10,215	$9,584
7/17	$10,420	$9,783
8/17	$10,611	$9,958
9/17	$10,657	$9,924
10/17	$10,424	$9,645
11/17	$10,586	$9,807
12/17	$10,683	$10,005
1/18	$11,099	$10,453
2/18	$10,994	$10,344
3/18	$11,127	$10,450
4/18	$10,815	$10,141
5/18	$10,242	$9,636
6/18	$9,960	$9,361
7/18	$10,114	$9,538
8/18	$9,473	$8,958
9/18	$9,576	$9,190
10/18	$9,446	$9,010
11/18	$9,697	$9,263
12/18	$9,815	$9,384
1/19	$10,401	$9,896
2/19	$10,338	$9,788
3/19	$10,235	$9,658
4/19	$10,244	$9,641
5/19	$10,369	$9,670
6/19	$11,006	$10,202
7/19	$11,200	$10,297
8/19	$11,062	$10,025
9/19	$11,279	$10,121
10/19	$11,619	$10,415
11/19	$11,558	$10,225
12/19	$12,073	$10,648
1/20	$12,073	$10,511
2/20	$11,900	$10,153
3/20	$10,111	$9,028
4/20	$10,720	$9,382
5/20	$11,388	$9,868
6/20	$11,549	$9,915
7/20	$11,779	$10,214
8/20	$11,786	$10,180
9/20	$11,588	$9,975
10/20	$11,618	$10,018
11/20	$12,249	$10,567
12/20	$12,676	$10,935
1/21	$12,518	$10,818
2/21	$12,192	$10,528
3/21	$11,698	$10,205
4/21	$11,994	$10,435
5/21	$12,269	$10,696
6/21	$12,177	$10,566
7/21	$12,135	$10,521
8/21	$12,317	$10,602
9/21	$11,896	$10,238
10/21	$11,776	$10,102
11/21	$11,554	$9,826
12/21	$11,717	$9,978
1/22	$11,647	$9,978
2/22	$11,045	$9,479
3/22	$10,679	$9,334
4/22	$10,283	$8,771
5/22	$10,372	$8,926
6/22	$9,905	$8,529
7/22	$9,767	$8,553
8/22	$9,785	$8,541
9/22	$9,289	$8,125
10/22	$9,365	$8,054
11/22	$10,142	$8,626
12/22	$10,368	$8,812
1/23	$10,863	$9,191
2/23	$10,491	$8,900
3/23	$10,996	$9,267
4/23	$11,170	$9,347
5/23	$11,034	$9,199
6/23	$11,430	$9,499
7/23	$11,672	$9,773
8/23	$11,340	$9,510
9/23	$10,888	$9,190
10/23	$10,791	$9,141
11/23	$11,415	$9,623
12/23	$11,813	$9,932
1/24	$11,613	$9,780
2/24	$11,613	$9,724
3/24	$11,749	$9,722
4/24	$11,473	$9,514
5/24	$11,785	$9,667
6/24	$11,611	$9,563
7/24	$11,894	$9,780
8/24	$12,250	$10,081
9/24	$12,645	$10,423
10/24	$11,993	$9,942

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Emerging Markets Local Income Portfolio	11.30%	0.64%	1.83%
J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)	8.76%	(0.92)%	(0.06)%

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,145,479,013
# of Portfolio Holdings (including derivatives)	889
Portfolio Turnover Rate	85%
Total Advisory Fees Paid	$7,895,194

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Sovereign Government Bonds
77.2%
Short-Term Investments
13.0%
Foreign Corporate Bonds
7.9%
Loan Participation Notes
1.9%
Other†
0.0%

Value	Value
OtherFootnote Reference†	0.0%
Loan Participation Notes	1.9%
Foreign Corporate Bonds	7.9%
Short-Term Investments	13.0%
Sovereign Government Bonds	77.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	15.1%
Malaysia	10.2%
Uzbekistan	9.7%
Indonesia	9.6%
Mexico	9.6%
Thailand	9.3%
India	8.9%
Brazil	7.6%
Poland	7.0%
China	6.7%
Other	62.8%
Total Long Exposure	156.5%
Euro	(4.0)%
Total Short Exposure	(4.0)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Emerging Markets Local Income Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

EMLI Port.-TSR-AR

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2023 and October 31, 2024 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/23	10/31/24
Audit Fees	$91,900	$101,207
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$1,200	$0

Total	$93,100	$101,207

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2023 and October 31, 2024; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/23	10/31/24
Registrant	$1,200	$0
Eaton Vance(1)	$0	$18,490

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments

Foreign Corporate Bonds — 7.3%
Security	Principal Amount (000's omitted)		Value
Brazil — 0.7%
Simpar Finance SARL, 10.75%, 2/12/28(1)	BRL	53,195	$ 7,661,691
			$ 7,661,691
Colombia — 0.3%
Patrimonio Autonomo Union Del Sur, 6.66%, 2/28/41(2)	COP	18,064,979	$ 3,653,614
			$ 3,653,614
Kazakhstan — 0.9%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(2)	KZT	4,727,000	$ 9,615,887
			$ 9,615,887
Paraguay — 0.5%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	41,850,780	$ 5,756,993
			$ 5,756,993
Peru — 1.0%
Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,530	$ 6,799,430
Telefonica del Peru SAA, 7.375%, 4/10/27(2)	PEN	24,500	4,872,261
			$ 11,671,691
Supranational — 1.7%
European Bank for Reconstruction & Development:
17.20%, 4/9/26(1)	USD	4,100	$ 4,092,854
17.35%, 3/1/27(1)	USD	1,500	1,470,588
Inter-American Development Bank, 7.35%, 10/6/30	INR	1,000,000	12,066,776
International Finance Corp., 16.00%, 2/21/25	UZS	27,000,000	2,115,896
			$ 19,746,114
Uzbekistan — 1.9%
Ipoteka-Bank ATIB, 20.50%, 4/25/27(1)	UZS	48,010,000	$ 3,755,516
Uzbek Industrial & Construction Bank ATB, 21.00%, 7/24/27(1)	UZS	230,550,000	18,417,057
			$ 22,172,573
Venezuela — 0.3%
Petroleos de Venezuela SA:
5.375%, 4/12/27(1)(3)	USD	5,138	$ 510,645
5.50%, 4/12/37(1)(3)	USD	1,922	190,298
6.00%, 5/16/24(1)(3)	USD	6,423	619,780
Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Petroleos de Venezuela SA: (continued)
6.00%, 11/15/26(1)(3)	USD	17,118	$ 1,668,984
9.00%, 11/17/21(1)(3)	USD	1,563	160,565
9.75%, 5/17/35(1)(3)	USD	2,179	247,339
12.75%, 2/17/22(1)(3)	USD	875	98,308
			$ 3,495,919
Total Foreign Corporate Bonds (identified cost $86,560,860)			$ 83,774,482

Loan Participation Notes — 1.7%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.7%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(1)(4)(5)	UZS	79,702,295	$ 6,268,429
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(1)(4)(5)	UZS	168,226,770	13,156,689
Total Loan Participation Notes (identified cost $20,857,195)			$ 19,425,118

Sovereign Government Bonds — 71.2%
Security	Principal Amount (000's omitted)		Value
Albania — 1.5%
Albanian Government Bonds:
4.30%, 7/10/27	ALL	330,800	$ 3,713,695
4.70%, 2/23/27	ALL	91,000	1,031,801
4.95%, 7/22/29	ALL	458,400	5,185,295
5.25%, 1/26/29	ALL	567,800	6,499,177
6.13%, 7/25/34	ALL	38,700	437,836
			$ 16,867,804
Armenia — 2.3%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	212,760	$ 547,249
9.25%, 4/29/28	AMD	2,055,410	5,236,021
9.60%, 10/29/33	AMD	6,409,324	16,271,301
9.75%, 10/29/50	AMD	792,413	2,007,846

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Armenia (continued)
Republic of Armenia Treasury Bonds: (continued)
9.75%, 10/29/52	AMD	862,400	$ 2,180,576
			$ 26,242,993
Bahrain — 0.2%
CBB International Sukuk Programme Co. WLL, 6.25%, 11/14/24(1)	USD	2,624	$ 2,624,378
			$ 2,624,378
Benin — 1.1%
Benin Government International Bonds:
4.875%, 1/19/32(1)	EUR	4,158	$ 4,046,900
6.875%, 1/19/52(1)	EUR	3,656	3,322,131
7.96%, 2/13/38(1)	USD	5,665	5,586,752
			$ 12,955,783
Bosnia and Herzegovina — 0.1%
Republic of Srpska Treasury Bonds:
1.50%, 5/31/25	BAM	1,112	$ 613,550
1.50%, 6/9/25	BAM	53	29,473
1.50%, 12/24/25	BAM	116	64,122
1.50%, 9/25/26	BAM	72	39,271
1.50%, 9/26/27	BAM	33	17,652
			$ 764,068
Brazil — 0.3%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	$ 3,677,375
			$ 3,677,375
Chile — 0.5%
Bonos de la Tesoreria de la Republica en pesos, 5.30%, 11/1/37(1)(2)	CLP	5,355,000	$ 5,562,141
			$ 5,562,141
Colombia — 0.9%
Titulos De Tesoreria B:
2.25%, 4/18/29	COP	35,616,221	$ 7,076,142
6.25%, 7/9/36	COP	11,202,200	1,740,432
9.25%, 5/28/42	COP	7,244,400	1,364,472
			$ 10,181,046
Czech Republic — 0.6%
Czech Republic Government Bonds:
2.00%, 10/13/33	CZK	30,000	$ 1,092,805
Security	Principal Amount (000's omitted)		Value
Czech Republic (continued)
Czech Republic Government Bonds: (continued)
4.50%, 11/11/32	CZK	56,140	$ 2,490,110
4.90%, 4/14/34	CZK	65,260	2,976,713
			$ 6,559,628
Dominican Republic — 4.4%
Dominican Republic Bonds:
8.00%, 1/15/27(1)	DOP	111,360	$ 1,761,659
8.00%, 2/12/27(1)	DOP	568,540	8,976,322
11.25%, 9/15/35(2)	DOP	140,600	2,553,987
12.00%, 8/8/25(2)	DOP	410,810	6,910,658
12.75%, 9/23/29(2)	DOP	377,800	6,997,541
13.00%, 6/10/34(1)	DOP	35,400	701,221
13.625%, 2/3/33(2)	DOP	467,800	9,376,122
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(1)	DOP	36,140	576,666
12.00%, 10/3/25(2)	DOP	221,270	3,733,571
13.00%, 12/5/25(2)	DOP	383,340	6,494,345
13.00%, 1/30/26(2)	DOP	105,090	1,789,766
			$ 49,871,858
Ecuador — 0.5%
Ecuador Government International Bonds, 6.90%, 7/31/30(1)	USD	8,447	$ 5,830,758
			$ 5,830,758
Egypt — 7.9%
Egypt Government Bonds, 24.458%, 10/1/27	EGP	4,515,852	$ 90,576,134
			$ 90,576,134
El Salvador — 0.4%
El Salvador Government International Bonds:
7.65%, 6/15/35(1)	USD	588	$ 513,760
8.25%, 4/10/32(1)	USD	1,085	1,017,768
9.25%, 4/17/30(1)	USD	3,444	3,422,475
			$ 4,954,003
Georgia — 0.6%
Georgia Treasury Bonds:
8.00%, 7/13/34	GEL	3,088	$ 1,090,985
8.25%, 8/28/29	GEL	13,118	4,816,474
8.375%, 7/25/31	GEL	2,894	1,060,630
			$ 6,968,089

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Ghana — 0.1%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	5,899	$ 253,858
13.00%, 8/28/28	GHS	5,899	228,428
Republic of Ghana Government Bonds:
8.95%, (5.00% cash and 3.95% PIK), 2/11/31	GHS	236	7,394
9.25%, (5.00% cash and 4.25% PIK), 2/8/33	GHS	5,899	164,887
9.70%, (5.00% cash and 4.70% PIK), 2/5/36	GHS	5,899	154,359
			$ 808,926
Hungary — 0.3%
Hungary Government Bonds:
3.00%, 4/25/41	HUF	1,227,010	$ 2,013,558
4.00%, 4/28/51	HUF	524,540	895,714
			$ 2,909,272
India — 0.7%
India Government Bonds, 7.30%, 6/19/53	INR	631,070	$ 7,847,869
			$ 7,847,869
Indonesia — 6.6%
Indonesia Treasury Bonds:
6.50%, 2/15/31	IDR	126,336,000	$ 7,946,410
6.625%, 2/15/34	IDR	63,945,000	4,021,874
7.00%, 2/15/33	IDR	174,110,000	11,213,039
7.125%, 6/15/42	IDR	78,761,000	5,078,692
7.125%, 6/15/43	IDR	130,845,000	8,413,304
7.375%, 5/15/48	IDR	16,622,000	1,107,410
7.50%, 5/15/38	IDR	257,323,000	17,058,736
7.50%, 4/15/40	IDR	39,256,000	2,617,108
8.25%, 6/15/32	IDR	11,609,000	809,915
8.25%, 5/15/36	IDR	242,576,000	16,996,239
9.50%, 5/15/41	IDR	5,702,000	451,451
			$ 75,714,178
Jordan — 0.4%
Jordan Government International Bonds, 4.95%, 7/7/25(1)	USD	4,503	$ 4,466,481
			$ 4,466,481
Kazakhstan — 0.4%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	652,905	$ 1,061,878
5.50%, 9/20/28	KZT	34,685	57,292
10.55%, 7/28/29	KZT	1,782,069	3,364,579
Security	Principal Amount (000's omitted)		Value
Kazakhstan (continued)
Kazakhstan Government Bonds: (continued)
14.00%, 5/12/31	KZT	76,306	$ 170,118
14.00%, 5/19/32	KZT	52,027	116,686
			$ 4,770,553
Malaysia — 0.3%
Malaysia Government Bonds, 3.757%, 5/22/40	MYR	17,415	$ 3,842,560
			$ 3,842,560
Mexico — 5.6%
Mexican Bonos:
7.50%, 5/26/33	MXN	632,720	$ 27,022,657
7.75%, 11/23/34	MXN	83,741	3,585,650
7.75%, 11/13/42	MXN	284,000	11,241,705
8.00%, 7/31/53	MXN	71,353	2,817,251
8.50%, 11/18/38	MXN	410,469	17,972,486
10.00%, 11/20/36	MXN	22,074	1,099,832
			$ 63,739,581
North Macedonia — 0.1%
North Macedonia Government International Bonds:
2.75%, 1/18/25(1)	EUR	913	$ 990,149
3.675%, 6/3/26(1)	EUR	600	643,697
			$ 1,633,846
Oman — 0.3%
Oman Government International Bonds, 4.875%, 2/1/25(1)	USD	3,173	$ 3,167,929
			$ 3,167,929
Paraguay — 1.2%
Paraguay Government Bonds:
7.90%, 2/9/31(2)	PYG	89,933,000	$ 11,595,735
7.90%, 2/9/31(1)	PYG	7,651,000	986,501
Paraguay Government International Bonds, 5.00%, 4/15/26(1)	USD	1,135	1,133,297
			$ 13,715,533
Peru — 2.7%
Peru Government Bonds:
5.40%, 8/12/34	PEN	53,587	$ 12,759,378
6.85%, 2/12/42	PEN	14,084	3,637,952
6.90%, 8/12/37	PEN	31,219	8,063,588
6.95%, 8/12/31	PEN	3,863	1,062,648

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Peru (continued)
Peru Government Bonds: (continued)
7.60%, 8/12/39(1)(2)	PEN	19,620	$ 5,337,245
			$ 30,860,811
Poland — 1.5%
Republic of Poland Government Bonds, 2.00%, 8/25/36(6)	PLN	80,436	$ 17,465,986
			$ 17,465,986
Romania — 5.1%
Romania Government Bonds:
2.50%, 10/25/27	RON	70,650	$ 13,886,879
3.25%, 6/24/26	RON	57,650	12,054,691
4.15%, 1/26/28	RON	35,645	7,351,540
4.25%, 4/28/36	RON	56,270	9,863,780
4.85%, 4/22/26	RON	32,030	6,879,312
5.80%, 7/26/27	RON	16,020	3,480,085
8.75%, 10/30/28	RON	6,025	1,416,162
Romania Government International Bonds, 2.75%, 2/26/26(1)	EUR	2,755	2,975,408
			$ 57,907,857
Serbia — 3.6%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	1,882,430	$ 17,077,616
7.00%, 10/26/31	RSD	2,358,780	24,769,273
			$ 41,846,889
Seychelles — 0.0%(7)
Seychelles International Bonds, 8.00%, 1/1/26(1)	USD	295	$ 297,357
			$ 297,357
South Africa — 13.4%
Republic of South Africa Government Bonds:
8.00%, 1/31/30	ZAR	851,900	$ 45,777,424
8.25%, 3/31/32	ZAR	181,004	9,384,380
8.50%, 1/31/37	ZAR	509,088	24,233,315
8.75%, 1/31/44	ZAR	334,087	15,162,705
8.75%, 2/28/48	ZAR	69,430	3,157,906
8.875%, 2/28/35	ZAR	791,032	40,206,154
9.00%, 1/31/40	ZAR	334,480	15,934,055
			$153,855,939
Security	Principal Amount (000's omitted)		Value
Suriname — 0.2%
Suriname Government International Bonds:
0.00%, Oil-Linked, 12/31/50(2)	USD	1,915	$ 1,953,300
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(2)	USD	59	55,856
			$ 2,009,156
Thailand — 1.8%
Thailand Government Bonds, 3.30%, 6/17/38	THB	642,318	$ 20,462,426
			$ 20,462,426
Turkey — 3.0%
Turkiye Government Bonds:
17.30%, 7/19/28	TRY	490,352	$ 9,891,021
26.20%, 10/5/33	TRY	335,077	9,108,927
27.70%, 9/27/34	TRY	109,313	3,113,649
30.00%, 9/12/29	TRY	33,480	920,530
50.00% (TLREF), 9/6/28(8)	TRY	103,416	2,947,198
50.223% (TLREF), 6/16/27(8)	TRY	109,365	3,189,347
52.191% (TLREF), 5/17/28(8)	TRY	174,408	5,026,355
			$ 34,197,027
Ukraine — 0.5%
Ukraine Government International Bonds, 0.00%, GDP-Linked, 8/1/41(1)(9)	USD	7,487	$ 5,430,370
			$ 5,430,370
Uruguay — 0.1%
Uruguay Government Bonds:
3.40%, 5/16/45	UYU	59,738	$ 1,449,646
3.875%, 7/2/40(6)	UYU	8,613	221,278
			$ 1,670,924
Uzbekistan — 1.4%
National Bank of Uzbekistan, 19.875%, 7/5/27(1)	UZS	97,750,000	$ 7,746,993
Republic of Uzbekistan Bonds:
16.25%, 10/12/26(1)	UZS	83,030,000	6,537,624
16.625%, 5/29/27(1)	UZS	30,000,000	2,327,365
			$ 16,611,982
Venezuela — 0.3%
Venezuela Government International Bonds:
6.00%, 12/9/20(1)(3)	USD	638	$ 78,720
7.00%, 3/31/38(1)(3)	USD	1,314	182,521
7.65%, 4/21/25(1)(3)	USD	1,959	273,815
7.75%, 10/13/19(1)(3)	USD	1,419	184,026

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Venezuela Government International Bonds: (continued)
8.25%, 10/13/24(1)(3)	USD	3,808	$ 530,060
9.00%, 5/7/23(1)(3)	USD	1,000	142,039
9.25%, 9/15/27(3)	USD	5,238	808,616
9.25%, 5/7/28(1)(3)	USD	4,306	643,154
9.375%, 1/13/34(3)	USD	349	59,586
11.75%, 10/21/26(1)(3)	USD	904	145,944
11.95%, 8/5/31(1)(3)	USD	669	105,051
12.75%, 8/23/22(1)(3)	USD	475	75,557
			$ 3,229,089
Vietnam — 0.3%
Vietnam Government International Bonds, 4.80%, 11/19/24(1)	USD	3,124	$ 3,121,203
			$ 3,121,203
Total Sovereign Government Bonds (identified cost $866,038,522)			$815,219,802

Short-Term Investments — 12.0%
Affiliated Fund — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(10)	5,727,085	$ 5,727,085
Total Affiliated Fund (identified cost $5,727,085)		$ 5,727,085

Sovereign Government Securities — 10.8%
Security	Principal Amount (000's omitted)		Value
Egypt — 5.4%
Egypt Treasury Bills:
0.00%, 12/3/24	EGP	229,425	$ 4,588,984
0.00%, 12/10/24	EGP	944,275	18,781,166
0.00%, 4/1/25	EGP	2,114,350	38,680,493
			$ 62,050,643
Kazakhstan — 0.8%
National Bank of Kazakhstan Notes, 0.00%, 11/13/24	KZT	4,657,807	$ 9,557,760
			$ 9,557,760
Security	Principal Amount (000's omitted)		Value
Nigeria — 4.4%
Nigeria OMO Bills:
0.00%, 1/28/25	NGN	1,159,983	$ 646,877
0.00%, 2/25/25	NGN	1,936,064	1,057,145
0.00%, 4/1/25	NGN	4,725,111	2,559,429
0.00%, 5/20/25	NGN	9,901,467	5,079,314
0.00%, 5/27/25	NGN	11,146,558	5,688,597
0.00%, 6/10/25	NGN	673,840	340,104
0.00%, 6/17/25	NGN	2,892,504	1,453,581
0.00%, 8/19/25	NGN	2,341,994	1,124,265
0.00%, 9/30/25	NGN	16,989,849	7,914,017
0.00%, 10/7/25	NGN	15,699,094	7,661,339
Nigeria Treasury Bills:
0.00%, 2/6/25	NGN	2,368,683	1,312,037
0.00%, 2/20/25	NGN	9,421,094	5,163,573
0.00%, 3/6/25	NGN	3,270,700	1,773,865
0.00%, 3/27/25	NGN	9,117,647	4,867,974
0.00%, 4/10/25	NGN	6,699,483	3,539,889
			$ 50,182,006
Pakistan — 0.2%
Pakistan Treasury Bills:
0.00%, 11/14/24	PKR	355,400	$ 1,270,643
0.00%, 11/14/24	PKR	124,000	443,331
			$ 1,713,974
Total Sovereign Government Securities (identified cost $131,012,150)			$123,504,383

U.S. Treasury Obligations — 0.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/14/24(11)	$2,000	$ 1,996,655
0.00%, 11/21/24(11)	6,500	6,483,363
Total U.S. Treasury Obligations (identified cost $8,478,645)		$ 8,480,018
Total Short-Term Investments (identified cost $145,217,880)		$137,711,486

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

Value
Total Purchased Options and Swaptions — 0.0%(7) (identified cost $905,248)	$ 466,797
Total Investments — 92.2% (identified cost $1,119,579,705)	$1,056,597,685
Total Written Options — (0.0)%(7) (premiums received $104,747)	$ (110,271)
Other Assets, Less Liabilities — 7.8%	$ 88,991,599
Net Assets — 100.0%	$1,145,479,013
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2024, the aggregate value of these securities is $156,583,610 or 13.7% of the Portfolio's net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2024, the aggregate value of these securities is $80,502,029 or 7.0% of the Portfolio's net assets.
(3)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(5)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(7)	Amount is less than 0.05% or (0.05)%, as applicable.
(8)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2024.
(9)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(10)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of October 31, 2024.
(11)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	Citibank, N.A.	USD	26,870,000	INR	84.75	4/2/25	$193,088
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	24,100,000	INR	85.50	1/25/29	133,152
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,900,000	INR	85.50	1/25/29	71,272
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,500,000	INR	85.50	1/30/29	69,263
Total							$466,775
(1)	Amount is less than 0.05%.

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

Purchased Interest Rate Swaptions (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 11/21/26 to pay SAIBOR and receive 4.41%	JPMorgan Chase Bank, N.A.	SAR	127,076,000	11/19/24	$20
Option to enter into interest rate swap expiring 11/25/26 to pay SAIBOR and receive 4.30%	JPMorgan Chase Bank, N.A.	SAR	84,717,000	11/21/24	2
Total					$22
(1)	Amount is less than 0.05%.
Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Citibank, N.A.	USD	1,000,000	CNH	7.30	11/21/24	$ (1,608)
Call USD vs. Put CNH	Deutsche Bank AG	USD	23,040,000	CNH	7.30	11/21/24	(37,048)
Put USD vs. Call CNH	Citibank, N.A.	USD	1,000,000	CNH	6.98	11/21/24	(2,979)
Put USD vs. Call CNH	Deutsche Bank AG	USD	23,040,000	CNH	6.98	11/21/24	(68,636)
Total							$(110,271)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	27,820,000	USD	4,821,490	11/4/24	$ (9,091)
BRL	1,398,000	USD	256,031	11/4/24	(14,200)
BRL	347,408,018	USD	63,526,618	11/4/24	(3,430,782)
USD	5,084,250	BRL	27,820,000	11/4/24	271,851
USD	54,732,412	BRL	315,806,018	11/4/24	103,199
USD	5,807,477	BRL	33,000,000	11/4/24	99,023
BRL	224,098,475	USD	40,051,199	12/3/24	(1,422,356)
USD	9,507,087	BRL	53,195,006	12/3/24	337,629
USD	1,130,092	BRL	6,229,000	12/3/24	56,372
CLP	103,000,000	USD	109,539	12/18/24	(2,439)
CLP	207,000,000	USD	219,608	12/18/24	(4,368)
CLP	516,000,000	USD	546,454	12/18/24	(9,915)
CLP	1,700,000,000	USD	1,808,511	12/18/24	(40,844)
CLP	2,117,000,000	USD	2,244,368	12/18/24	(43,103)
CLP	4,744,000,000	USD	5,037,002	12/18/24	(104,174)
CLP	7,248,676,480	USD	7,745,968	12/18/24	(208,767)
CLP	15,485,000,000	USD	16,355,264	12/18/24	(253,904)
CLP	13,941,000,000	USD	14,794,808	12/18/24	(298,905)
COP	13,579,830,000	USD	3,155,055	12/18/24	(104,239)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
COP	251,785,312,187	USD	59,642,859	12/18/24	$(3,077,304)
EUR	236,409	USD	262,072	12/18/24	(4,438)
EUR	1,326,966	USD	1,470,685	12/18/24	(24,580)
EUR	1,803,082	USD	1,998,816	12/18/24	(33,847)
EUR	5,046,701	USD	5,594,546	12/18/24	(94,736)
EUR	10,518,605	USD	11,657,838	12/18/24	(194,839)
EUR	23,960,071	USD	26,555,103	12/18/24	(443,820)
EUR	255,106,386	USD	282,736,068	12/18/24	(4,725,417)
IDR	66,643,412,843	USD	4,256,319	12/18/24	(20,240)
IDR	131,164,957,893	USD	8,440,473	12/18/24	(103,188)
IDR	109,934,730,755	USD	7,094,257	12/18/24	(106,436)
IDR	59,000,000,000	USD	3,889,255	12/18/24	(139,017)
IDR	250,000,000,000	USD	16,434,394	12/18/24	(543,553)
IDR	331,000,000,000	USD	21,842,418	12/18/24	(802,945)
IDR	1,204,361,221,159	USD	77,907,808	12/18/24	(1,354,560)
INR	1,065,000,000	USD	12,633,452	12/18/24	11,132
INR	1,065,000,000	USD	12,634,051	12/18/24	10,533
INR	1,275,800,000	USD	15,138,535	12/18/24	8,846
INR	771,000,000	USD	9,146,450	12/18/24	7,517
INR	1,370,000,000	USD	16,266,476	12/18/24	(672)
INR	136,300,000	USD	1,623,779	12/18/24	(5,510)
INR	147,000,000	USD	1,751,564	12/18/24	(6,255)
KRW	310,000,000	USD	231,791	12/18/24	(5,934)
KRW	552,000,000	USD	414,082	12/18/24	(11,909)
KRW	552,000,000	USD	414,279	12/18/24	(12,107)
KRW	751,000,000	USD	562,800	12/18/24	(15,641)
KRW	816,000,000	USD	610,459	12/18/24	(15,943)
KRW	1,620,400,000	USD	1,216,321	12/18/24	(35,741)
KRW	3,051,000,000	USD	2,281,275	12/18/24	(58,399)
KRW	5,438,000,000	USD	4,079,306	12/18/24	(117,326)
KRW	5,439,000,000	USD	4,082,002	12/18/24	(119,294)
KRW	7,396,000,000	USD	5,542,566	12/18/24	(154,040)
KRW	8,043,000,000	USD	6,017,057	12/18/24	(157,144)
KRW	15,963,223,046	USD	11,982,477	12/18/24	(352,103)
PEN	48,968,218	USD	12,833,688	12/18/24	137,049
PEN	38,132,900	USD	10,063,575	12/18/24	37,094
PEN	522,183	USD	137,859	12/18/24	457
PEN	6,064,607	USD	1,610,611	12/18/24	(4,213)
PEN	18,077,000	USD	4,806,307	12/18/24	(18,058)
TWD	316,000,000	USD	9,932,422	12/18/24	6,622
TWD	148,000,000	USD	4,652,511	12/18/24	2,484
TWD	49,000,000	USD	1,542,175	12/18/24	(995)
TWD	171,000,000	USD	5,383,114	12/18/24	(4,707)
TWD	333,340,000	USD	10,493,444	12/18/24	(9,011)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
TWD	81,000,000	USD	2,558,433	12/18/24	$ (10,767)
TWD	114,000,000	USD	3,598,485	12/18/24	(12,880)
TWD	114,000,000	USD	3,604,515	12/18/24	(18,911)
TWD	314,000,000	USD	9,898,805	12/18/24	(22,667)
USD	5,784,871	CLP	5,477,057,685	12/18/24	89,806
USD	3,057,989	CLP	2,895,304,233	12/18/24	47,441
USD	11,787,355	COP	49,760,910,401	12/18/24	608,175
USD	6,440,026	COP	27,288,000,000	12/18/24	309,562
USD	2,565,815	COP	10,448,000,000	12/18/24	218,590
USD	3,326,771	COP	14,044,130,000	12/18/24	171,646
USD	2,797,077	COP	11,808,000,000	12/18/24	144,317
USD	2,477,618	COP	10,491,330,000	12/18/24	120,658
USD	1,712,911	COP	7,231,140,625	12/18/24	88,379
USD	1,817,452	COP	7,701,000,000	12/18/24	87,362
USD	1,528,114	COP	6,475,000,000	12/18/24	73,454
USD	1,806,251	COP	7,718,000,000	12/18/24	72,341
USD	1,207,885	COP	5,147,300,000	12/18/24	51,503
USD	935,984	COP	3,966,000,000	12/18/24	44,991
USD	197,866	COP	835,302,166	12/18/24	10,209
USD	108,089	COP	458,000,000	12/18/24	5,196
USD	60,313,989	EUR	54,419,953	12/18/24	1,008,038
USD	42,301,060	EUR	38,167,294	12/18/24	706,985
USD	38,691,404	EUR	34,910,383	12/18/24	646,656
USD	20,820,793	EUR	18,751,052	12/18/24	386,212
USD	22,410,579	EUR	20,220,561	12/18/24	374,552
USD	14,125,613	EUR	12,745,222	12/18/24	236,084
USD	11,984,808	EUR	10,793,429	12/18/24	222,310
USD	11,660,452	EUR	10,518,605	12/18/24	197,453
USD	11,365,902	EUR	10,252,899	12/18/24	192,465
USD	10,310,263	EUR	9,302,718	12/18/24	172,317
USD	10,164,469	EUR	9,171,172	12/18/24	169,881
USD	8,423,129	EUR	7,600,000	12/18/24	140,777
USD	7,334,966	EUR	6,618,174	12/18/24	122,591
USD	6,565,218	EUR	5,923,648	12/18/24	109,726
USD	4,028,583	EUR	3,634,085	12/18/24	68,218
USD	3,889,663	EUR	3,508,769	12/18/24	65,866
USD	3,331,140	EUR	3,000,000	12/18/24	61,790
USD	3,364,070	EUR	3,035,325	12/18/24	56,224
USD	3,030,906	EUR	2,734,105	12/18/24	51,324
USD	1,998,367	EUR	1,803,082	12/18/24	33,399
USD	779,556	EUR	703,376	12/18/24	13,029
USD	262,014	EUR	236,409	12/18/24	4,379
USD	15,371,892	IDR	237,631,000,000	12/18/24	267,266
USD	13,865,889	IDR	214,350,000,000	12/18/24	241,082

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	6,234,070	IDR	94,693,780,000	12/18/24	$ 215,015
USD	9,336,676	IDR	144,331,000,000	12/18/24	162,512
USD	8,421,969	IDR	130,191,000,000	12/18/24	146,591
USD	7,942,960	IDR	123,154,000,000	12/18/24	114,877
USD	6,060,903	IDR	93,687,444,608	12/18/24	105,814
USD	5,467,051	IDR	84,507,871,041	12/18/24	95,447
USD	5,333,441	IDR	82,475,000,000	12/18/24	91,053
USD	5,332,848	IDR	82,475,000,000	12/18/24	90,460
USD	4,810,929	IDR	74,395,000,000	12/18/24	82,132
USD	4,810,394	IDR	74,395,000,000	12/18/24	81,597
USD	2,957,086	IDR	45,713,000,000	12/18/24	51,414
USD	2,667,313	IDR	41,238,000,000	12/18/24	46,088
USD	2,405,938	IDR	37,197,000,000	12/18/24	41,571
USD	1,796,099	IDR	27,765,000,000	12/18/24	31,262
USD	1,165,891	IDR	18,021,957,893	12/18/24	20,355
USD	1,026,012	IDR	15,866,000,000	12/18/24	17,516
USD	1,025,898	IDR	15,866,000,000	12/18/24	17,402
USD	513,114	IDR	7,933,000,000	12/18/24	8,866
USD	6,524,890	INR	550,000,000	12/18/24	(5,177)
USD	4,955,127	KRW	6,598,000,000	12/18/24	148,002
USD	6,379,229	KRW	8,568,000,000	12/18/24	136,815
USD	5,420,804	KRW	7,288,000,000	12/18/24	110,964
USD	4,765,520	KRW	6,402,000,000	12/18/24	101,196
USD	4,762,826	KRW	6,401,000,000	12/18/24	99,230
USD	4,491,230	KRW	6,035,223,046	12/18/24	94,129
USD	3,003,906	KRW	4,038,000,000	12/18/24	61,928
USD	503,173	KRW	670,000,000	12/18/24	15,029
USD	647,751	KRW	870,000,000	12/18/24	13,892
USD	549,667	KRW	739,000,000	12/18/24	11,252
USD	483,847	KRW	650,000,000	12/18/24	10,275
USD	483,649	KRW	650,000,000	12/18/24	10,076
USD	455,730	KRW	612,400,000	12/18/24	9,551
USD	305,003	KRW	410,000,000	12/18/24	6,288
USD	203,343	PEN	770,000	12/18/24	(615)
USD	208,361	PEN	789,000	12/18/24	(630)
USD	919,880	PEN	3,484,000	12/18/24	(2,964)
USD	942,851	PEN	3,571,000	12/18/24	(3,038)
USD	1,937,835	PEN	7,338,000	12/18/24	(5,860)
USD	1,380,545	PEN	5,267,608	12/18/24	(14,743)
USD	1,592,672	PEN	6,077,000	12/18/24	(17,008)
USD	8,767,376	PEN	33,206,000	12/18/24	(28,252)
USD	1,837,049	PEN	7,046,000	12/18/24	(29,301)
USD	1,991,918	PEN	7,640,000	12/18/24	(31,771)
USD	12,576,039	PEN	47,985,134	12/18/24	(134,297)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	16,909,399	PEN	64,856,000	12/18/24	$ (269,704)
USD	4,895,083	TWD	156,300,000	12/18/24	(20,969)
USD	3,909,671	TWD	125,000,000	12/18/24	(21,913)
USD	7,735,672	TWD	247,000,000	12/18/24	(33,138)
BRL	315,806,018	USD	54,116,219	2/4/25	(108,742)
USD	4,767,209	BRL	27,820,000	2/4/25	9,579
					$(8,474,116)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	210,701	UZS	2,692,778,443	JPMorgan Chase Bank, N.A.	11/1/24	$ —	$ (50)
UZS	2,692,778,443	USD	197,273	JPMorgan Chase Bank, N.A.	11/1/24	13,478	—
MYR	7,448,000	USD	1,698,789	Barclays Bank PLC	11/4/24	2,056	—
MYR	5,970,000	USD	1,361,677	Barclays Bank PLC	11/4/24	1,648	—
MYR	5,970,000	USD	1,361,677	Barclays Bank PLC	11/4/24	1,648	—
MYR	9,064,000	USD	1,977,097	Goldman Sachs International	11/4/24	92,782	—
MYR	8,000,000	USD	1,824,693	Goldman Sachs International	11/4/24	2,208	—
MYR	26,147,000	USD	5,705,215	State Street Bank and Trust Company	11/4/24	265,783	—
USD	1,436,477	MYR	5,970,000	Barclays Bank PLC	11/4/24	73,152	—
USD	1,434,751	MYR	5,970,000	Barclays Bank PLC	11/4/24	71,426	—
USD	1,706,730	MYR	7,448,000	Barclays Bank PLC	11/4/24	5,885	—
USD	1,831,712	MYR	8,000,000	Goldman Sachs International	11/4/24	4,810	—
USD	2,067,377	MYR	9,064,000	Goldman Sachs International	11/4/24	—	(2,502)
USD	1,879,851	MYR	7,823,000	State Street Bank and Trust Company	11/4/24	93,370	—
TRY	10,158,000	USD	257,020	Standard Chartered Bank	11/6/24	38,929	—
USD	295,201	TRY	10,158,000	Standard Chartered Bank	11/6/24	—	(748)
EUR	4,117,828	USD	4,453,927	Bank of America, N.A.	11/8/24	26,006	—
EUR	5,528,782	USD	5,996,115	Bank of America, N.A.	11/8/24	18,845	—
EUR	2,855,485	USD	3,096,851	Bank of America, N.A.	11/8/24	9,733	—
EUR	2,854,639	USD	3,095,934	Bank of America, N.A.	11/8/24	9,730	—
EUR	1,194,134	USD	1,295,071	Bank of America, N.A.	11/8/24	4,070	—
EUR	205,256	USD	222,898	Bank of America, N.A.	11/8/24	408	—
EUR	10,451,089	USD	11,431,273	JPMorgan Chase Bank, N.A.	11/8/24	—	(61,158)
EUR	4,893,707	USD	5,276,097	Standard Chartered Bank	11/8/24	47,942	—
EUR	4,413,859	USD	4,773,594	Standard Chartered Bank	11/8/24	28,402	—
EUR	11,825,983	USD	12,894,776	Standard Chartered Bank	11/8/24	—	(28,866)
EUR	12,952,360	USD	14,122,952	Standard Chartered Bank	11/8/24	—	(31,615)
EUR	2,000,000	USD	2,174,070	State Street Bank and Trust Company	11/8/24	1,802	—
KZT	1,033,966,273	USD	2,115,532	ICBC Standard Bank plc	11/8/24	1,039	—
TRY	567,283,000	USD	14,391,586	Standard Chartered Bank	11/8/24	2,107,859	—

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	555,897,253	USD	14,139,685	Standard Chartered Bank	11/8/24	$ 2,028,605	$ —
TRY	256,946,869	USD	6,663,613	Standard Chartered Bank	11/8/24	809,695	—
TRY	176,215,188	USD	4,518,374	Standard Chartered Bank	11/8/24	606,850	—
TRY	176,215,188	USD	4,518,374	Standard Chartered Bank	11/8/24	606,850	—
USD	13,025,682	EUR	12,000,000	Barclays Bank PLC	11/8/24	—	(29,548)
USD	949,155	EUR	877,425	BNP Paribas	11/8/24	—	(5,427)
USD	2,664,922	EUR	2,462,270	Goldman Sachs International	11/8/24	—	(13,870)
USD	1,006,702	EUR	933,096	JPMorgan Chase Bank, N.A.	11/8/24	—	(8,448)
USD	2,607,813	EUR	2,409,501	Standard Chartered Bank	11/8/24	—	(13,569)
USD	888,315	EUR	816,816	State Street Bank and Trust Company	11/8/24	—	(328)
USD	952,849	EUR	877,425	UBS AG	11/8/24	—	(1,733)
USD	883,062	EUR	816,816	UBS AG	11/8/24	—	(5,581)
USD	2,755,331	TRY	102,995,099	Standard Chartered Bank	11/8/24	—	(240,285)
USD	2,217,713	TRY	85,864,994	Standard Chartered Bank	11/8/24	—	(279,673)
USD	2,586,026	TRY	99,717,954	Standard Chartered Bank	11/8/24	—	(314,274)
USD	4,025,078	TRY	150,255,767	Standard Chartered Bank	11/8/24	—	(345,116)
USD	3,472,444	TRY	134,141,581	Standard Chartered Bank	11/8/24	—	(429,068)
USD	4,629,925	TRY	178,665,613	Standard Chartered Bank	11/8/24	—	(566,570)
USD	5,787,406	TRY	223,499,824	Standard Chartered Bank	11/8/24	—	(713,094)
USD	12,006,089	TRY	443,868,678	Standard Chartered Bank	11/8/24	—	(903,846)
USD	8,102,369	TRY	313,547,988	Standard Chartered Bank	11/8/24	—	(1,017,184)
KZT	656,880,000	USD	1,333,090	JPMorgan Chase Bank, N.A.	11/12/24	10,302	—
KZT	437,920,000	USD	888,727	JPMorgan Chase Bank, N.A.	11/12/24	6,868	—
KZT	1,117,126,188	USD	2,281,945	JPMorgan Chase Bank, N.A.	11/12/24	2,701	—
KZT	1,086,469,000	USD	2,221,818	JPMorgan Chase Bank, N.A.	11/12/24	130	—
KZT	53,651,128	USD	109,593	JPMorgan Chase Bank, N.A.	11/12/24	130	—
KZT	449,051,368	USD	930,676	JPMorgan Chase Bank, N.A.	11/12/24	—	(12,317)
KZT	1,079,803,000	USD	2,221,817	JPMorgan Chase Bank, N.A.	11/12/24	—	(13,501)
KZT	1,744,676,056	USD	3,597,270	JPMorgan Chase Bank, N.A.	11/12/24	—	(29,216)
UZS	21,331,085,000	USD	1,569,963	ICBC Standard Bank plc	11/15/24	95,715	—
KZT	309,026,789	USD	638,155	ICBC Standard Bank plc	11/18/24	—	(6,957)
KZT	1,437,487,000	USD	2,957,488	Citibank, N.A.	11/25/24	—	(25,672)
EGP	36,017,503	USD	695,990	HSBC Bank USA, N.A.	11/27/24	31,832	—
VND	20,623,500,000	USD	827,256	Deutsche Bank AG	12/5/24	—	(11,092)
UYU	160,378,000	USD	3,884,185	Citibank, N.A.	12/9/24	—	(28,158)
VND	16,074,000,000	USD	648,668	JPMorgan Chase Bank, N.A.	12/9/24	—	(12,521)
UYU	64,866,000	USD	1,553,677	Citibank, N.A.	12/10/24	5,721	—
VND	40,867,000,000	USD	1,657,218	Deutsche Bank AG	12/12/24	—	(39,809)
TRY	394,266,450	USD	10,128,956	Standard Chartered Bank	12/16/24	894,462	—
USD	5,620,722	TRY	217,866,450	HSBC Bank USA, N.A.	12/16/24	—	(470,673)
USD	3,986,409	TRY	176,400,000	Standard Chartered Bank	12/16/24	—	(945,613)
CNH	8,000,000	USD	1,133,935	Bank of America, N.A.	12/18/24	—	(7,300)
CNH	11,695,750	USD	1,674,937	Bank of America, N.A.	12/18/24	—	(27,832)
CNH	11,964,000	USD	1,713,508	Bank of America, N.A.	12/18/24	—	(28,625)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CNH	250,143,216	USD	35,455,759	Bank of America, N.A.	12/18/24	$ —	$ (228,247)
CNH	294,171,267	USD	41,696,376	Bank of America, N.A.	12/18/24	—	(268,421)
CNH	15,400,000	USD	2,186,996	Barclays Bank PLC	12/18/24	—	(18,224)
CNH	3,000,000	USD	425,496	BNP Paribas	12/18/24	—	(3,008)
CNH	3,000,000	USD	427,570	BNP Paribas	12/18/24	—	(5,082)
CNH	77,000,000	USD	10,921,072	BNP Paribas	12/18/24	—	(77,210)
CNH	90,000,000	USD	12,764,889	BNP Paribas	12/18/24	—	(90,246)
CNH	73,000,000	USD	10,404,196	BNP Paribas	12/18/24	—	(123,652)
CNH	86,000,000	USD	12,256,998	BNP Paribas	12/18/24	—	(145,672)
CNH	11,653,000	USD	1,668,955	Citibank, N.A.	12/18/24	—	(27,870)
CNH	11,879,000	USD	1,701,179	Citibank, N.A.	12/18/24	—	(28,267)
CNH	12,430,000	USD	1,779,499	Citibank, N.A.	12/18/24	—	(28,990)
CNH	12,212,000	USD	1,749,243	Citibank, N.A.	12/18/24	—	(29,435)
CNH	5,749,000	USD	821,808	HSBC Bank USA, N.A.	12/18/24	—	(12,180)
CNH	7,770,000	USD	1,111,483	HSBC Bank USA, N.A.	12/18/24	—	(17,239)
CNH	15,598,362	USD	2,231,004	HSBC Bank USA, N.A.	12/18/24	—	(34,297)
CNH	36,139,638	USD	5,169,090	HSBC Bank USA, N.A.	12/18/24	—	(79,567)
CNH	9,322,000	USD	1,337,690	JPMorgan Chase Bank, N.A.	12/18/24	—	(24,878)
CNH	2,000,000	USD	283,938	Standard Chartered Bank	12/18/24	—	(2,279)
CNH	45,000,000	USD	6,388,597	Standard Chartered Bank	12/18/24	—	(51,275)
CNH	53,000,000	USD	7,524,348	Standard Chartered Bank	12/18/24	—	(60,391)
CNH	1,000,000	USD	141,936	UBS AG	12/18/24	—	(1,107)
CNH	3,000,000	USD	425,873	UBS AG	12/18/24	—	(3,385)
CNH	18,000,000	USD	2,554,857	UBS AG	12/18/24	—	(19,928)
CNH	21,000,000	USD	2,980,666	UBS AG	12/18/24	—	(23,249)
CNH	11,342,250	USD	1,625,550	UBS AG	12/18/24	—	(28,228)
CNH	12,585,000	USD	1,801,924	UBS AG	12/18/24	—	(29,586)
CNH	12,585,000	USD	1,802,279	UBS AG	12/18/24	—	(29,942)
CNH	12,119,000	USD	1,738,352	UBS AG	12/18/24	—	(31,641)
CNH	100,000,000	USD	14,195,778	UBS AG	12/18/24	—	(112,841)
CNH	117,000,000	USD	16,609,060	UBS AG	12/18/24	—	(132,024)
CZK	264,873,757	EUR	10,435,348	Bank of America, N.A.	12/18/24	19,339	—
CZK	1,698,250,597	EUR	67,542,331	JPMorgan Chase Bank, N.A.	12/18/24	—	(568,680)
EGP	1,454,000	USD	28,315	Citibank, N.A.	12/18/24	771	—
EUR	3,012,193	CZK	76,040,000	BNP Paribas	12/18/24	12,333	—
EUR	1,800,161	CZK	45,600,000	Goldman Sachs International	12/18/24	635	—
EUR	14,252,272	CZK	358,352,011	JPMorgan Chase Bank, N.A.	12/18/24	119,999	—
EUR	9,384,670	CZK	235,963,445	JPMorgan Chase Bank, N.A.	12/18/24	79,015	—
EUR	1,160,462	CZK	29,200,000	JPMorgan Chase Bank, N.A.	12/18/24	8,828	—
EUR	870,053	HUF	349,999,999	Bank of America, N.A.	12/18/24	17,609	—
EUR	21,255,334	HUF	8,467,381,153	Barclays Bank PLC	12/18/24	651,102	—
EUR	3,407,546	PLN	14,690,000	Bank of America, N.A.	12/18/24	48,845	—
EUR	2,757,468	PLN	11,900,000	Barclays Bank PLC	12/18/24	36,407	—
EUR	4,292,879	PLN	18,440,000	BNP Paribas	12/18/24	78,171	—

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	4,950,424	PLN	21,389,509	BNP Paribas	12/18/24	$ 58,953	$ —
EUR	1,544,978	PLN	6,655,000	BNP Paribas	12/18/24	23,501	—
EUR	861,934	PLN	3,702,957	BNP Paribas	12/18/24	15,563	—
EUR	929,644	PLN	4,056,730	Citibank, N.A.	12/18/24	1,098	—
EUR	4,512,893	PLN	19,484,417	HSBC Bank USA, N.A.	12/18/24	57,394	—
EUR	31,330,748	PLN	135,734,201	JPMorgan Chase Bank, N.A.	12/18/24	282,781	—
EUR	4,472,857	PLN	19,301,721	UBS AG	12/18/24	59,340	—
EUR	867,007	PLN	3,725,611	UBS AG	12/18/24	15,440	—
EUR	84	PLN	363	UBS AG	12/18/24	1	—
EUR	46,753,764	RON	234,025,964	BNP Paribas	12/18/24	—	(162,419)
EUR	1,519,072	RON	7,590,000	JPMorgan Chase Bank, N.A.	12/18/24	—	(2,281)
HUF	5,189,207,722	EUR	12,884,884	Bank of America, N.A.	12/18/24	—	(244,951)
HUF	14,265,091,349	EUR	35,809,098	Barclays Bank PLC	12/18/24	—	(1,096,919)
KES	219,037,246	USD	1,563,435	Standard Chartered Bank	12/18/24	122,100	—
MXN	55,000,000	USD	2,756,447	Barclays Bank PLC	12/18/24	—	(28,392)
MXN	56,030,000	USD	2,783,135	Goldman Sachs International	12/18/24	—	(3,991)
MXN	23,350,000	USD	1,194,224	JPMorgan Chase Bank, N.A.	12/18/24	—	(36,040)
MXN	16,077,346	USD	803,552	Standard Chartered Bank	12/18/24	—	(6,100)
MXN	46,216,002	USD	2,309,895	Standard Chartered Bank	12/18/24	—	(17,534)
MXN	2,154,208,672	USD	107,668,228	Standard Chartered Bank	12/18/24	—	(817,313)
MXN	138,000,000	USD	6,883,444	State Street Bank and Trust Company	12/18/24	—	(38,505)
MYR	7,448,000	USD	1,710,650	Barclays Bank PLC	12/18/24	—	(7,342)
MYR	49,614,045	USD	11,507,908	Barclays Bank PLC	12/18/24	—	(161,504)
MYR	115,064,848	USD	26,689,130	Barclays Bank PLC	12/18/24	—	(374,559)
MYR	22,298,000	USD	5,143,239	Credit Agricole Corporate and Investment Bank	12/18/24	—	(43,834)
MYR	51,713,000	USD	11,928,080	Credit Agricole Corporate and Investment Bank	12/18/24	—	(101,659)
MYR	52,381,000	USD	12,082,161	Credit Agricole Corporate and Investment Bank	12/18/24	—	(102,972)
MYR	121,483,000	USD	28,021,175	Credit Agricole Corporate and Investment Bank	12/18/24	—	(238,814)
MYR	8,000,000	USD	1,835,915	Goldman Sachs International	12/18/24	—	(6,368)
MYR	18,192,000	USD	4,218,924	Goldman Sachs International	12/18/24	—	(58,534)
MYR	41,098,000	USD	9,469,585	Goldman Sachs International	12/18/24	—	(70,744)
MYR	42,189,862	USD	9,784,291	Goldman Sachs International	12/18/24	—	(135,748)
MYR	95,314,000	USD	21,961,751	Goldman Sachs International	12/18/24	—	(164,069)
PLN	10,294,409	EUR	2,359,258	Bank of America, N.A.	12/18/24	—	(2,985)
PLN	22,714,026	EUR	5,258,016	Bank of America, N.A.	12/18/24	—	(63,742)
PLN	18,475,373	EUR	4,262,142	BNP Paribas	12/18/24	—	(35,851)
PLN	22,399,424	EUR	5,184,812	HSBC Bank USA, N.A.	12/18/24	—	(62,447)
PLN	6,500,000	EUR	1,500,358	JPMorgan Chase Bank, N.A.	12/18/24	—	(13,542)
PLN	16,122,277	EUR	3,721,413	JPMorgan Chase Bank, N.A.	12/18/24	—	(33,588)
PLN	245,845,352	EUR	56,747,075	JPMorgan Chase Bank, N.A.	12/18/24	—	(512,181)
PLN	50,807,000	EUR	11,775,619	Societe Generale	12/18/24	—	(158,300)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PLN	10,981,973	EUR	2,516,105	Standard Chartered Bank	12/18/24	$ —	$ (2,390)
PLN	18,370,023	EUR	4,237,330	Standard Chartered Bank	12/18/24	—	(35,092)
RON	173,465,797	EUR	34,655,039	BNP Paribas	12/18/24	120,389	—
RON	13,600,000	EUR	2,723,442	Societe Generale	12/18/24	2,430	—
SGD	17,612,000	USD	13,617,213	Bank of America, N.A.	12/18/24	—	(253,443)
SGD	5,000,000	USD	3,861,159	Citibank, N.A.	12/18/24	—	(67,220)
SGD	11,000,000	USD	8,505,407	Citibank, N.A.	12/18/24	—	(158,742)
SGD	13,429,989	USD	10,388,087	Citibank, N.A.	12/18/24	—	(197,575)
SGD	4,000,000	USD	3,088,176	Goldman Sachs International	12/18/24	—	(53,025)
SGD	23,388,000	USD	18,087,202	HSBC Bank USA, N.A.	12/18/24	—	(340,673)
SGD	7,960,000	USD	6,147,539	Standard Chartered Bank	12/18/24	—	(107,589)
THB	148,000,000	USD	4,399,001	Standard Chartered Bank	12/18/24	—	(131)
THB	1,094,000,000	USD	32,516,942	Standard Chartered Bank	12/18/24	—	(966)
THB	153,335,687	USD	4,558,759	Standard Chartered Bank	12/18/24	—	(1,301)
THB	1,135,233,220	USD	33,751,144	Standard Chartered Bank	12/18/24	—	(9,630)
THB	174,000,000	USD	5,192,232	Standard Chartered Bank	12/18/24	—	(20,587)
THB	1,288,000,000	USD	38,434,453	Standard Chartered Bank	12/18/24	—	(152,390)
TRY	115,109,241	USD	2,759,090	Standard Chartered Bank	12/18/24	453,166	—
USD	11,948,201	CNH	84,295,515	Bank of America, N.A.	12/18/24	76,917	—
USD	9,386,144	CNH	66,220,000	Bank of America, N.A.	12/18/24	60,424	—
USD	7,173,871	CNH	50,612,234	Bank of America, N.A.	12/18/24	46,182	—
USD	1,843,534	CNH	13,006,280	Bank of America, N.A.	12/18/24	11,868	—
USD	6,413,545	CNH	45,000,000	BNP Paribas	12/18/24	76,224	—
USD	4,988,313	CNH	35,000,000	BNP Paribas	12/18/24	59,285	—
USD	3,848,127	CNH	27,000,000	BNP Paribas	12/18/24	45,734	—
USD	4,822,292	CNH	34,000,000	BNP Paribas	12/18/24	34,093	—
USD	3,829,467	CNH	27,000,000	BNP Paribas	12/18/24	27,074	—
USD	2,836,642	CNH	20,000,000	BNP Paribas	12/18/24	20,055	—
USD	855,139	CNH	6,000,000	BNP Paribas	12/18/24	10,163	—
USD	709,161	CNH	5,000,000	BNP Paribas	12/18/24	5,014	—
USD	3,209,878	CNH	22,600,000	Goldman Sachs International	12/18/24	27,134	—
USD	2,528,134	CNH	17,800,000	Goldman Sachs International	12/18/24	21,371	—
USD	1,931,608	CNH	13,600,000	Goldman Sachs International	12/18/24	16,329	—
USD	497,105	CNH	3,500,000	Goldman Sachs International	12/18/24	4,202	—
USD	6,132,152	CNH	42,660,000	HSBC Bank USA, N.A.	12/18/24	124,371	—
USD	3,265,283	CNH	23,000,000	Standard Chartered Bank	12/18/24	26,207	—
USD	2,697,408	CNH	19,000,000	Standard Chartered Bank	12/18/24	21,650	—
USD	1,987,564	CNH	14,000,000	Standard Chartered Bank	12/18/24	15,952	—
USD	425,906	CNH	3,000,000	Standard Chartered Bank	12/18/24	3,418	—
USD	4,507,328	CNH	32,000,000	Standard Chartered Bank	12/18/24	788	—
USD	7,097,889	CNH	50,000,000	UBS AG	12/18/24	56,420	—
USD	4,693,274	CNH	33,000,000	UBS AG	12/18/24	45,905	—
USD	5,678,311	CNH	40,000,000	UBS AG	12/18/24	45,136	—
USD	3,697,731	CNH	26,000,000	UBS AG	12/18/24	36,167	—

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,992,173	CNH	21,000,000	UBS AG	12/18/24	$ 34,757	$ —
USD	4,258,733	CNH	30,000,000	UBS AG	12/18/24	33,852	—
USD	4,258,094	CNH	30,000,000	UBS AG	12/18/24	33,213	—
USD	2,844,408	CNH	20,000,000	UBS AG	12/18/24	27,821	—
USD	2,279,751	CNH	16,000,000	UBS AG	12/18/24	26,481	—
USD	3,264,539	CNH	23,000,000	UBS AG	12/18/24	25,464	—
USD	1,852,298	CNH	13,000,000	UBS AG	12/18/24	21,516	—
USD	2,554,857	CNH	18,000,000	UBS AG	12/18/24	19,928	—
USD	993,704	CNH	7,000,000	UBS AG	12/18/24	7,899	—
USD	711,102	CNH	5,000,000	UBS AG	12/18/24	6,955	—
USD	427,453	CNH	3,000,000	UBS AG	12/18/24	4,965	—
USD	567,746	CNH	4,000,000	UBS AG	12/18/24	4,428	—
USD	1,490,049	KES	219,037,246	Standard Chartered Bank	12/18/24	—	(195,486)
USD	6,197,691	MXN	123,290,000	JPMorgan Chase Bank, N.A.	12/18/24	82,383	—
USD	65,652,914	MXN	1,313,594,004	Standard Chartered Bank	12/18/24	497,331	—
USD	327,671	MXN	6,556,095	Standard Chartered Bank	12/18/24	2,482	—
USD	6,548,393	MXN	132,000,000	State Street Bank and Trust Company	12/18/24	1,060	—
USD	3,225,232	MYR	13,396,000	Barclays Bank PLC	12/18/24	161,655	—
USD	2,678,593	MYR	11,155,000	Barclays Bank PLC	12/18/24	127,518	—
USD	3,906,611	MYR	16,900,000	Barclays Bank PLC	12/18/24	41,693	—
USD	3,993,107	MYR	17,380,000	Barclays Bank PLC	12/18/24	18,416	—
USD	1,037,596	MYR	4,540,000	Barclays Bank PLC	12/18/24	—	(672)
USD	6,297,155	MYR	25,790,000	Goldman Sachs International	12/18/24	399,153	—
USD	7,681,564	MYR	33,000,000	Goldman Sachs International	12/18/24	134,682	—
USD	1,899,160	MYR	7,910,000	Goldman Sachs International	12/18/24	90,195	—
USD	3,893,406	SGD	5,100,000	Standard Chartered Bank	12/18/24	23,588	—
USD	6,057,579	THB	194,650,000	Standard Chartered Bank	12/18/24	272,172	—
USD	8,295,635	THB	278,000,000	Standard Chartered Bank	12/18/24	32,892	—
USD	1,815,543	THB	60,000,000	Standard Chartered Bank	12/18/24	32,217	—
USD	1,296,525	THB	43,000,000	Standard Chartered Bank	12/18/24	18,475	—
USD	14,331,233	THB	482,160,000	Standard Chartered Bank	12/18/24	426	—
USD	1,862,131	THB	63,323,000	Standard Chartered Bank	12/18/24	—	(19,962)
USD	3,204,804	TRY	115,109,241	Standard Chartered Bank	12/18/24	—	(7,452)
USD	5,504,535	ZAR	94,670,000	Bank of America, N.A.	12/18/24	154,868	—
USD	17,187,962	ZAR	308,420,884	BNP Paribas	12/18/24	—	(240,464)
USD	23,545,081	ZAR	422,493,080	BNP Paribas	12/18/24	—	(329,402)
USD	29,710,791	ZAR	533,130,608	BNP Paribas	12/18/24	—	(415,662)
USD	4,229,573	ZAR	72,965,161	Citibank, N.A.	12/18/24	106,415	—
USD	5,805,715	ZAR	103,856,415	Citibank, N.A.	12/18/24	—	(63,064)
USD	3,659,166	ZAR	66,000,000	Goldman Sachs International	12/18/24	—	(70,401)
USD	12,064,664	ZAR	208,184,228	HSBC Bank USA, N.A.	12/18/24	300,470	—
USD	4,020,059	ZAR	70,400,000	JPMorgan Chase Bank, N.A.	12/18/24	41,855	—
USD	4,266,187	ZAR	73,705,728	Standard Chartered Bank	12/18/24	101,181	—
USD	15,432,665	ZAR	275,970,000	Standard Chartered Bank	12/18/24	—	(162,007)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	7,116,355	ZAR	127,599,100	State Street Bank and Trust Company	12/18/24	$ —	$ (94,088)
USD	9,748,403	ZAR	174,792,757	State Street Bank and Trust Company	12/18/24	—	(128,888)
USD	12,301,200	ZAR	220,565,432	State Street Bank and Trust Company	12/18/24	—	(162,639)
USD	12,782,304	ZAR	220,056,304	UBS AG	12/18/24	347,235	—
USD	5,693,117	ZAR	101,878,333	UBS AG	12/18/24	—	(63,882)
USD	18,377,669	ZAR	326,709,008	UBS AG	12/18/24	—	(84,193)
USD	7,798,767	ZAR	139,558,937	UBS AG	12/18/24	—	(87,510)
USD	9,841,017	ZAR	176,104,993	UBS AG	12/18/24	—	(110,426)
USD	25,174,812	ZAR	447,545,227	UBS AG	12/18/24	—	(115,332)
USD	31,767,297	ZAR	564,743,117	UBS AG	12/18/24	—	(145,534)
VND	25,048,000,000	USD	1,019,870	Citibank, N.A.	12/18/24	—	(28,472)
ZAR	42,530,000	USD	2,405,467	Bank of America, N.A.	12/18/24	—	(2,157)
ZAR	75,170,588	USD	4,366,981	Bank of America, N.A.	12/18/24	—	(119,198)
ZAR	98,900,000	USD	5,560,942	Barclays Bank PLC	12/18/24	27,757	—
ZAR	22,000,000	USD	1,243,157	Barclays Bank PLC	12/18/24	32	—
ZAR	238,880,294	USD	13,849,337	Barclays Bank PLC	12/18/24	—	(350,552)
ZAR	588,338,285	USD	32,787,455	BNP Paribas	12/18/24	458,705	—
ZAR	153,409,363	USD	8,910,770	BNP Paribas	12/18/24	—	(241,825)
ZAR	219,156,233	USD	12,728,173	HSBC Bank USA, N.A.	12/18/24	—	(343,966)
ZAR	75,569,452	USD	4,395,362	JPMorgan Chase Bank, N.A.	12/18/24	—	(125,039)
ZAR	152,914,070	USD	8,878,738	JPMorgan Chase Bank, N.A.	12/18/24	—	(237,782)
ZAR	54,373,728	USD	3,053,095	Societe Generale	12/18/24	19,487	—
ZAR	243,406,135	USD	13,575,053	State Street Bank and Trust Company	12/18/24	179,481	—
ZAR	623,224,089	USD	35,056,903	UBS AG	12/18/24	160,604	—
ZAR	194,341,310	USD	10,860,090	UBS AG	12/18/24	121,861	—
TRY	196,140,922	USD	4,991,538	Standard Chartered Bank	12/20/24	471,614	—
TRY	196,126,344	USD	4,993,073	Standard Chartered Bank	12/20/24	469,673	—
USD	758,631	TRY	29,530,468	HSBC Bank USA, N.A.	12/20/24	—	(63,887)
USD	1,059,263	TRY	41,381,859	Standard Chartered Bank	12/20/24	—	(93,354)
USD	3,096,109	TRY	118,922,484	Standard Chartered Bank	12/20/24	—	(216,263)
USD	5,198,841	TRY	202,432,455	Standard Chartered Bank	12/20/24	—	(439,551)
UZS	10,621,307,407	USD	808,257	ICBC Standard Bank plc	12/20/24	15,532	—
TRY	216,532,956	USD	5,122,051	Standard Chartered Bank	1/6/25	813,351	—
TRY	143,310,900	USD	3,390,196	Standard Chartered Bank	1/6/25	538,111	—
TRY	107,476,800	USD	2,542,626	Standard Chartered Bank	1/6/25	403,429	—
TRY	102,014,600	USD	2,411,364	Standard Chartered Bank	1/6/25	384,966	—
USD	14,475,736	TRY	569,335,256	Standard Chartered Bank	1/6/25	—	(1,130,357)
UZS	16,001,091,000	USD	1,142,935	JPMorgan Chase Bank, N.A.	1/6/25	92,710	—
TRY	49,550,000	USD	1,153,676	Standard Chartered Bank	1/15/25	190,611	—
UYU	44,995,000	USD	1,068,004	Bank of America, N.A.	1/15/25	9,018	—
TRY	328,381,697	USD	8,722,027	Standard Chartered Bank	1/17/25	166,676	—
USD	6,126,750	TRY	230,673,981	Standard Chartered Bank	1/17/25	—	(117,181)
PLN	105,996,072	EUR	24,542,945	UBS AG	1/20/25	—	(377,715)
UZS	23,706,120,153	USD	1,696,323	ICBC Standard Bank plc	1/23/25	122,821	—

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UZS	17,381,356,000	USD	1,235,349	ICBC Standard Bank plc	1/23/25	$ 98,450	$ —
TRY	237,580,198	USD	5,470,335	Standard Chartered Bank	1/29/25	873,962	—
TRY	166,602,569	USD	3,796,894	Standard Chartered Bank	1/29/25	652,030	—
TRY	17,504,005	USD	403,207	Standard Chartered Bank	1/29/25	64,217	—
USD	3,749,757	TRY	151,847,608	Standard Chartered Bank	1/29/25	—	(305,153)
USD	6,711,529	TRY	269,839,164	Standard Chartered Bank	1/29/25	—	(494,206)
EGP	674,487	USD	12,897	Citibank, N.A.	2/3/25	271	—
TRY	285,118,714	USD	6,655,821	Standard Chartered Bank	2/10/25	862,379	—
TRY	181,859,880	USD	4,201,972	Standard Chartered Bank	2/10/25	593,430	—
USD	2,583,043	TRY	110,651,103	Standard Chartered Bank	2/10/25	—	(334,679)
USD	8,782,959	TRY	356,327,491	Standard Chartered Bank	2/10/25	—	(612,921)
UZS	17,294,881,000	USD	1,235,349	ICBC Standard Bank plc	2/10/25	83,007	—
EGP	248,140,782	USD	4,121,940	Citibank, N.A.	2/13/25	699,605	—
UZS	25,825,093,957	USD	1,838,085	JPMorgan Chase Bank, N.A.	2/13/25	128,529	—
UZS	30,130,540,638	USD	2,142,997	JPMorgan Chase Bank, N.A.	2/18/25	147,635	—
EGP	83,125,788	USD	1,373,980	Citibank, N.A.	2/20/25	235,980	—
EGP	51,029,616	USD	824,388	Citibank, N.A.	2/20/25	163,941	—
EGP	42,936,874	USD	686,990	Citibank, N.A.	2/20/25	144,601	—
NGN	2,559,361,560	USD	1,390,957	Standard Chartered Bank	2/24/25	78,402	—
NGN	1,297,067,747	USD	695,479	Standard Chartered Bank	2/24/25	49,183	—
NGN	1,986,410,801	USD	1,200,974	JPMorgan Chase Bank, N.A.	2/25/25	—	(61,104)
EGP	20,526,642	USD	379,771	Goldman Sachs International	2/26/25	16,683	—
EGP	44,860,446	USD	686,990	Citibank, N.A.	2/27/25	179,051	—
EGP	38,627,467	USD	695,990	HSBC Bank USA, N.A.	2/27/25	49,722	—
UZS	30,563,104,986	USD	2,171,446	ICBC Standard Bank plc	2/28/25	144,305	—
UZS	10,812,501,201	USD	773,980	ICBC Standard Bank plc	3/5/25	43,911	—
UZS	10,003,988,251	USD	709,251	JPMorgan Chase Bank, N.A.	3/17/25	44,464	—
VND	25,079,000,000	USD	1,016,579	Citibank, N.A.	3/19/25	—	(23,563)
UZS	9,327,056,677	USD	661,025	JPMorgan Chase Bank, N.A.	3/20/25	40,989	—
KES	187,756,384	USD	1,301,604	Citibank, N.A.	3/21/25	112,632	—
KES	35,751,010	USD	246,729	Standard Chartered Bank	3/21/25	22,558	—
USD	1,490,049	KES	223,507,393	Standard Chartered Bank	3/21/25	—	(193,474)
UYU	133,539,000	USD	3,107,365	Citibank, N.A.	3/31/25	55,984	—
KES	325,760,000	USD	2,231,233	Citibank, N.A.	4/4/25	214,150	—
USD	2,235,060	KES	325,760,000	Standard Chartered Bank	4/4/25	—	(210,322)
UZS	9,286,633,105	USD	653,988	JPMorgan Chase Bank, N.A.	4/4/25	41,519	—
EGP	376,303	USD	7,077	HSBC Bank USA, N.A.	4/8/25	56	—
TRY	135,270,000	USD	2,947,082	Standard Chartered Bank	4/8/25	430,372	—
TRY	121,610,000	USD	2,652,366	Standard Chartered Bank	4/8/25	384,022	—
USD	6,011,653	TRY	256,880,000	Standard Chartered Bank	4/8/25	—	(402,189)
KES	94,450,871	USD	650,264	Citibank, N.A.	4/9/25	57,891	—
KES	90,729,144	USD	624,641	Citibank, N.A.	4/9/25	55,610	—
KES	5,549,129	USD	38,008	Citibank, N.A.	4/9/25	3,597	—
USD	1,306,364	KES	190,729,144	Standard Chartered Bank	4/9/25	—	(123,647)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ETB	17,252,000	USD	132,759	ICBC Standard Bank plc	4/11/25	$ —	$ (2,766)
KZT	730,752,056	USD	1,461,504	Bank of America, N.A.	4/11/25	—	(14,193)
UYU	18,398,587	USD	433,827	Citibank, N.A.	4/15/25	1,014	—
UZS	8,271,042,722	USD	577,587	Standard Chartered Bank	4/15/25	39,617	—
KES	190,533,189	USD	1,305,022	Citibank, N.A.	4/16/25	121,100	—
USD	1,306,364	KES	190,533,189	Standard Chartered Bank	4/16/25	—	(119,758)
UZS	62,313,470,000	USD	4,374,410	ICBC Standard Bank plc	4/17/25	272,501	—
UZS	33,022,849,032	USD	2,426,367	ICBC Standard Bank plc	4/25/25	29,787	—
KES	35,696,240	USD	243,660	Citibank, N.A.	5/5/25	22,426	—
KES	157,682,406	USD	1,095,017	Standard Chartered Bank	5/5/25	80,377	—
KES	157,682,406	USD	1,107,320	Standard Chartered Bank	5/5/25	68,074	—
USD	1,082,984	KES	157,682,406	Standard Chartered Bank	5/5/25	—	(92,410)
USD	625,821	KES	96,689,323	Standard Chartered Bank	5/5/25	—	(94,919)
USD	625,821	KES	96,689,323	Standard Chartered Bank	5/5/25	—	(94,919)
UZS	2,488,714,000	USD	173,520	JPMorgan Chase Bank, N.A.	6/9/25	9,190	—
UZS	4,158,722,000	USD	290,515	Standard Chartered Bank	6/23/25	13,532	—
UZS	23,220,392,000	USD	1,631,218	ICBC Standard Bank plc	6/26/25	64,932	—
UZS	6,345,228,000	USD	444,655	ICBC Standard Bank plc	6/27/25	18,699	—
UZS	6,376,348,155	USD	444,655	ICBC Standard Bank plc	6/30/25	20,559	—
UZS	46,430,997,251	USD	3,262,437	ICBC Standard Bank plc	7/1/25	124,133	—
EGP	929,966	USD	16,986	HSBC Bank USA, N.A.	7/8/25	—	(61)
UZS	13,921,798,000	USD	971,853	Deutsche Bank AG	7/10/25	40,874	—
UZS	17,227,202,000	USD	1,213,183	ICBC Standard Bank plc	8/29/25	22,149	—
UZS	17,227,203,000	USD	1,213,183	JPMorgan Chase Bank, N.A.	8/29/25	22,149	—
UZS	17,257,532,000	USD	1,213,183	JPMorgan Chase Bank, N.A.	9/4/25	22,092	—
UZS	7,947,418,000	USD	557,714	Citibank, N.A.	9/8/25	10,471	—
USD	1,327,444	NGN	2,595,153,000	Goldman Sachs International	10/7/25	—	(19,314)
USD	1,288,366	NGN	2,500,783,000	JPMorgan Chase Bank, N.A.	10/10/25	—	(7,784)
EGP	370,000,000	USD	6,479,860	JPMorgan Chase Bank, N.A.	10/15/25	—	(20,701)
USD	1,921,925	NGN	3,766,972,180	JPMorgan Chase Bank, N.A.	10/15/25	—	(26,400)
UZS	25,583,110,000	USD	1,593,963	Standard Chartered Bank	3/25/26	115,630	—
UZS	14,318,913,000	USD	889,373	Deutsche Bank AG	10/5/26	5,006	—
UZS	7,887,808,991	USD	489,926	Deutsche Bank AG	10/7/26	2,426	—
UZS	6,186,729,000	USD	344,953	Deutsche Bank AG	10/25/27	—	(5,669)
						$27,008,121	$(24,857,377)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
11/13/24	COP	18,000,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	$ 4,067,567	$ (93,932)
11/13/24	COP	17,300,000	Republic of Colombia, 7.25%, 10/18/34	Goldman Sachs International	3,909,384	(229,790)
12/10/24	COP	36,300,000	Republic of Colombia, 7.25%, 10/18/34	Goldman Sachs International	8,202,926	(314,910)
1/2/25	COP	56,900,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	12,858,031	(6,056)
1/2/25	COP	72,000,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	16,270,267	23,364
1/2/25	COP	67,000,000	Republic of Colombia, 7.75%, 9/18/30	Bank of America, N.A.	15,140,387	121,562
						$(499,762)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(12)	Short	12/6/24	$(1,542,212)	$ 7,179
Euro-Bund	(23)	Short	12/6/24	(3,297,405)	25,519
Euro-Buxl	(11)	Short	12/6/24	(1,583,720)	6,701
U.S. 5-Year Treasury Note	(40)	Short	12/31/24	(4,289,375)	103,720
U.S. Ultra 10-Year Treasury Note	(73)	Short	12/19/24	(8,303,750)	296,550
					$439,669
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	72,000	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.36% (pays upon termination)	1/2/25	$ 2,424,650	$ —	$ 2,424,650
BRL	73,368	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.55% (pays upon termination)	1/2/25	(105,215)	—	(105,215)
BRL	97,532	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.56% (pays upon termination)	1/2/25	(139,306)	—	(139,306)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	44,130	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.92% (pays upon termination)	1/2/25	$ (4,529)	$ —	$ (4,529)
BRL	183,700	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.00% (pays upon termination)	1/2/25	(39,064)	—	(39,064)
BRL	94,990	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.11% (pays upon termination)	1/2/25	15,431	—	15,431
BRL	79,775	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.65% (pays upon termination)	1/2/26	(314,672)	—	(314,672)
BRL	42,700	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.70% (pays upon termination)	1/4/27	(563,216)	—	(563,216)
BRL	35,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.88% (pays upon termination)	1/4/27	(424,045)	—	(424,045)
BRL	88,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.06% (pays upon termination)	1/4/27	(1,287,378)	—	(1,287,378)
BRL	34,300	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.47% (pays upon termination)	1/4/27	(416,856)	—	(416,856)
BRL	22,720	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.78% (pays upon termination)	1/4/27	(167,708)	—	(167,708)
BRL	44,500	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.23% (pays upon termination)	1/4/27	(98,463)	—	(98,463)
BRL	37,684	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.33% (pays upon termination)	1/2/29	(602,561)	—	(602,561)
BRL	17,600	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.85% (pays upon termination)	1/2/29	115,375	—	115,375
BRL	28,020	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.89% (pays upon termination)	1/2/29	(167,417)	—	(167,417)
BRL	19,090	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.20% (pays upon termination)	1/2/29	133,846	—	133,846
BRL	15,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/31	131,076	—	131,076
CLP	2,650,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.38% (pays semi-annually)	6/17/25	(108,913)	—	(108,913)
CLP	3,700,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.33% (pays semi-annually)	9/11/25	(141,195)	—	(141,195)
CLP	5,200,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	12/23/25	(287,516)	—	(287,516)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.59% (pays semi-annually)	1/27/26	$ (130,508)	$ —	$ (130,508)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.92% (pays semi-annually)	2/23/26	(115,881)	—	(115,881)
CLP	584,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(25,795)	—	(25,795)
CLP	2,647,200	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.55% (pays semi-annually)	12/18/29	(54,798)	—	(54,798)
CLP	4,000,800	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.64% (pays semi-annually)	12/18/29	66,215	—	66,215
CLP	3,362,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.08% (pays semi-annually)	7/1/31	(221,704)	—	(221,704)
CLP	20,798,900	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.23% (pays semi-annually)	9/20/33	132,172	—	132,172
CLP	2,625,490	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.56% (pays semi-annually)	12/20/33	(13,434)	—	(13,434)
CNY	450,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	1,424,697	—	1,424,697
CNY	68,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	219,024	—	219,024
CNY	215,650	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/21/27	747,120	—	747,120
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.28% (pays quarterly)	9/20/28	136,452	—	136,452
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	137,670	—	137,670
CNY	95,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.48% (pays quarterly)	9/20/28	387,861	—	387,861
CNY	62,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.49% (pays quarterly)	9/20/28	260,846	—	260,846
CNY	38,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.38% (pays quarterly)	12/20/28	143,818	—	143,818
CNY	38,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.21% (pays quarterly)	3/20/29	107,771	—	107,771
CNY	100,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.34% (pays quarterly)	3/20/29	359,290	—	359,290

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	34,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.35% (pays quarterly)	3/20/29	$ 124,423	$ —	$ 124,423
CNY	43,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.11% (pays quarterly)	6/19/29	96,745	—	96,745
CNY	74,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.76% (pays quarterly)	9/18/29	(5,325)	—	(5,325)
CNY	40,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.03% (pays quarterly)	9/19/29	71,570	—	71,570
CNY	16,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.73% (pays quarterly)	12/18/29	(4,962)	—	(4,962)
CNY	39,990	Receives	7-day China Fixing Repo Rates (pays quarterly)	1.82% (pays quarterly)	12/18/29	(13,639)	—	(13,639)
CNY	33,000	Receives	7-day China Fixing Repo Rates (pays quarterly)	1.84% (pays quarterly)	12/18/29	(15,103)	—	(15,103)
COP	170,750,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.82% (pays quarterly)	4/11/25	7,455	—	7,455
COP	56,484,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.81% (pays upon termination)	4/15/25	(1,242)	—	(1,242)
COP	55,835,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.78% (pays upon termination)	4/17/25	(2,074)	—	(2,074)
COP	53,587,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.76% (pays upon termination)	4/18/25	(2,249)	—	(2,249)
COP	39,560,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.72% (pays upon termination)	4/24/25	(854)	—	(854)
COP	40,010,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.73% (pays upon termination)	4/25/25	366	—	366
COP	121,379,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.70% (pays upon termination)	4/29/25	2,430	—	2,430
COP	40,280,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.70% (pays upon termination)	4/30/25	1,274	—	1,274
COP	8,180,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.60% (pays upon termination)	5/1/25	(514)	—	(514)
COP	57,640,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.61% (pays upon termination)	5/1/25	(2,681)	—	(2,681)
COP	38,045,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/16/25	(7,492)	—	(7,492)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	76,091,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.46% (pays upon termination)	7/17/25	$ (13,376)	$ —	$ (13,376)
COP	75,908,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/21/25	(10,596)	—	(10,596)
COP	53,596,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.55% (pays upon termination)	7/25/25	4,373	—	4,373
COP	57,133,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.20% (pays upon termination)	10/16/25	(29,571)	—	(29,571)
COP	28,956,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.21% (pays upon termination)	10/17/25	(14,295)	—	(14,295)
COP	74,013,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.21% (pays upon termination)	10/17/25	(36,540)	—	(36,540)
COP	29,341,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.12% (pays quarterly)	9/18/26	(113,363)	—	(113,363)
COP	35,934,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.27% (pays quarterly)	9/18/26	(116,921)	—	(116,921)
COP	7,531,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.28% (pays quarterly)	9/18/26	(24,029)	—	(24,029)
COP	20,304,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.30% (pays quarterly)	12/18/29	159,487	—	159,487
COP	8,045,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.56% (pays quarterly)	9/18/34	142,507	—	142,507
COP	2,037,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.63% (pays quarterly)	9/18/34	33,694	—	33,694
COP	9,823,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.64% (pays quarterly)	9/18/34	160,944	—	160,944
CZK	200,800	Pays	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/6/25	(53,228)	—	(53,228)
CZK	258,400	Receives	6-month CZK PRIBOR (pays semi-annually)	1.37% (pays annually)	3/17/25	70,713	—	70,713
CZK	300,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.46% (pays annually)	3/15/26	(321,117)	—	(321,117)
CZK	110,000	Pays	6-month CZK PRIBOR (pays semi-annually)	5.39% (pays annually)	3/15/28	417,893	—	417,893
CZK	53,900	Pays	6-month CZK PRIBOR (pays semi-annually)	4.61% (pays annually)	6/21/28	79,945	—	79,945
CZK	230,500	Pays	6-month CZK PRIBOR (pays semi-annually)	4.15% (pays annually)	9/20/28	213,077	—	213,077
CZK	593,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.65% (pays annually)	6/19/29	(65,289)	—	(65,289)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CZK	82,900	Pays	6-month CZK PRIBOR (pays semi-annually)	3.08% (pays annually)	12/18/29	$ (80,687)	$ —	$ (80,687)
CZK	135,300	Receives	6-month CZK PRIBOR (pays semi-annually)	3.54% (pays annually)	12/18/29	7,690	—	7,690
CZK	51,941	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	36,494	—	36,494
CZK	103,882	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	77,868	—	77,868
CZK	125,800	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	96,408	—	96,408
CZK	156,178	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	120,893	—	120,893
CZK	77,800	Pays	6-month CZK PRIBOR (pays semi-annually)	3.54% (pays annually)	3/20/34	5,362	—	5,362
CZK	260,620	Pays	6-month CZK PRIBOR (pays semi-annually)	3.56% (pays annually)	12/18/34	(166,130)	—	(166,130)
HUF	6,619,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.30% (pays annually)	3/16/25	325,254	—	325,254
HUF	1,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.20% (pays annually)	11/4/25	(207,223)	—	(207,223)
HUF	4,450,000	Pays	6-month HUF BUBOR (pays semi-annually)	6.19% (pays annually)	12/18/34	(547,878)	—	(547,878)
INR	2,051,353	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.23% (pays semi-annually)	3/20/29	(58,816)	—	(58,816)
INR	1,530,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	12/18/29	(271,089)	—	(271,089)
INR	866,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	12/18/29	(146,590)	—	(146,590)
INR	377,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	12/18/29	(63,443)	—	(63,443)
INR	292,870	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	12/18/29	(48,445)	—	(48,445)
INR	1,940,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.01% (pays semi-annually)	12/18/29	(260,296)	—	(260,296)
INR	1,150,500	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.08% (pays semi-annually)	12/18/29	115,803	—	115,803
KRW	2,938,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.87% (pays quarterly)	12/18/29	8,500	—	8,500
KRW	3,623,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.88% (pays quarterly)	12/18/29	9,421	—	9,421
KRW	3,919,300	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.89% (pays quarterly)	12/18/29	8,125	—	8,125
KRW	2,742,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.90% (pays quarterly)	12/18/29	4,798	—	4,798
KRW	1,371,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.91% (pays quarterly)	12/18/29	1,816	—	1,816

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	2,918,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.02% (pays quarterly)	9/18/34	$ 2,672	$ —	$ 2,672
KRW	3,181,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.02% (pays quarterly)	9/18/34	2,913	—	2,913
KRW	3,063,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.03% (pays quarterly)	9/18/34	4,790	—	4,790
MXN	130,204	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.66% (pays monthly)	11/7/24	21,525	—	21,525
MXN	391,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.65% (pays monthly)	2/6/25	(360,418)	—	(360,418)
MXN	144,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.40% (pays monthly)	3/11/25	86,853	—	86,853
MXN	1,046,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.37% (pays monthly)	8/4/25	27,836	—	27,836
MXN	566,720	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.39% (pays monthly)	8/5/25	20,702	—	20,702
MXN	964,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.98% (pays monthly)	9/11/25	(124,207)	—	(124,207)
MXN	222,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.71% (pays monthly)	12/12/25	(663,460)	—	(663,460)
MXN	111,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.07% (pays monthly)	4/28/26	(314,825)	—	(314,825)
MXN	165,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.11% (pays monthly)	6/8/26	(474,752)	—	(474,752)
MXN	293,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.56% (pays monthly)	10/16/26	(79,285)	—	(79,285)
MXN	151,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.57% (pays monthly)	10/16/26	(38,777)	—	(38,777)
MXN	300,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.54% (pays monthly)	10/19/26	(83,719)	—	(83,719)
MXN	266,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.57% (pays monthly)	10/19/26	(66,948)	—	(66,948)
MXN	162,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	9/6/29	(275,541)	—	(275,541)
MXN	127,900	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	8.81% (pays monthly)	10/1/29	194,308	—	194,308

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	50,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.97% (pays annually)	1/20/25	$ (117,908)	$ —	$ (117,908)
PLN	10,800	Pays	6-month PLN WIBOR (pays semi-annually)	0.48% (pays annually)	8/7/25	(137,393)	—	(137,393)
PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.69% (pays annually)	8/26/25	(133,231)	—	(133,231)
PLN	42,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.64% (pays annually)	1/25/26	(707,014)	—	(707,014)
PLN	13,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.87% (pays annually)	3/3/27	(34,641)	—	(34,641)
PLN	99,138	Pays	6-month PLN WIBOR (pays semi-annually)	3.91% (pays annually)	3/3/27	(231,075)	—	(231,075)
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	(1,087,269)	—	(1,087,269)
PLN	23,914	Pays	6-month PLN WIBOR (pays semi-annually)	5.41% (pays annually)	6/19/29	83,476	—	83,476
PLN	58,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.42% (pays annually)	6/19/29	213,701	—	213,701
PLN	13,700	Pays	6-month PLN WIBOR (pays semi-annually)	5.02% (pays annually)	9/18/29	(4,559)	—	(4,559)
PLN	22,550	Receives	6-month PLN WIBOR (pays semi-annually)	4.67% (pays annually)	12/18/29	81,310	—	81,310
PLN	26,700	Pays	6-month PLN WIBOR (pays semi-annually)	1.74% (pays annually)	7/2/31	(1,335,728)	—	(1,335,728)
PLN	20,500	Pays	6-month PLN WIBOR (pays semi-annually)	5.19% (pays annually)	9/21/32	18,367	—	18,367
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.50% (pays annually)	6/19/34	102,462	—	102,462
PLN	7,086	Pays	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	6/19/34	44,540	—	44,540
PLN	9,675	Receives	6-month PLN WIBOR (pays semi-annually)	5.14% (pays annually)	12/18/34	8,533	—	8,533
THB	175,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.29% (pays semi-annually)	11/25/24	(57,203)	—	(57,203)
THB	233,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	1.02% (pays semi-annually)	3/17/25	53,062	—	53,062
THB	291,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	0.90% (pays semi-annually)	2/23/26	(169,075)	—	(169,075)
THB	120,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.30% (pays semi-annually)	11/18/26	(75,919)	—	(75,919)
THB	514,900	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.94% (pays semi-annually)	12/20/28	591,681	—	591,681
THB	177,200	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.95% (pays semi-annually)	12/20/28	205,608	—	205,608
THB	830,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.18% (pays semi-annually)	6/19/29	140,266	—	140,266

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	132,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.06% (pays semi-annually)	12/18/29	$ 1,955	$ —	$ 1,955
THB	125,900	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.06% (pays semi-annually)	12/18/29	1,157	—	1,157
THB	149,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.07% (pays semi-annually)	12/18/29	(98)	—	(98)
THB	204,600	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.72% (pays semi-annually)	10/29/31	(197,733)	—	(197,733)
THB	200,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.69% (pays semi-annually)	11/4/31	(250,116)	—	(250,116)
THB	678,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.48% (pays semi-annually)	6/19/34	175,240	—	175,240
ZAR	244,000	Receives	3-month ZAR JIBAR (pays quarterly)	7.04% (pays quarterly)	3/12/25	65,160	—	65,160
ZAR	65,700	Receives	3-month ZAR JIBAR (pays quarterly)	6.91% (pays quarterly)	3/13/25	20,125	—	20,125
ZAR	148,900	Receives	3-month ZAR JIBAR (pays quarterly)	7.83% (pays quarterly)	12/18/29	32,286	—	32,286
Total						$(3,606,955)	$ —	$(3,606,955)
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	112,767	Pays	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	9/18/29	$ 86,554
Bank of America, N.A.	MYR	138,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.68% (pays quarterly)	9/18/29	176,363
BNP Paribas	MYR	17,413	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(54,806)
Citibank, N.A.	MYR	113,116	Pays	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	9/18/29	88,509
Goldman Sachs International	MYR	28,854	Receives	3-month MYR KLIBOR (pays quarterly)	3.50% (pays quarterly)	12/18/29	25,225
JPMorgan Chase Bank, N.A.	MYR	88,787	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(279,951)
Standard Chartered Bank	MYR	34,430	Pays	3-month MYR KLIBOR (pays quarterly)	3.46% (pays quarterly)	12/18/29	(43,734)
Standard Chartered Bank	MYR	24,746	Receives	3-month MYR KLIBOR (pays quarterly)	3.49% (pays quarterly)	12/18/29	23,070

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

Interest Rate Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Standard Chartered Bank	MYR	16,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.58% (pays quarterly)	12/18/29	$ 659
Total							$21,889
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3-month PLN WIBOR + 0.59% on PLN 57,353,966 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	6/5/26/ 6/5/29	$(670)
BNP Paribas	Colombia Overnight Interbank Reference Rate + 1.26% on COP 275,457,038,787 (Notional Amount) (pays quarterly) plus USD 69,472,141*	SOFR on USD 69,472,141 (pays quarterly) plus USD equivalent of Notional Amount*	6/13/25/ 6/13/26	152,309
Goldman Sachs International	Colombia Overnight Interbank Reference Rate + 1.34% on COP 153,241,516,000 (Notional Amount) (pays quarterly) plus USD 39,772,000*	SOFR on USD 39,772,000 (pays quarterly) plus USD equivalent of Notional Amount*	5/30/25/ 5/30/26	199,482
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.62% on PLN 109,473,675 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	5/31/26/ 5/31/29	20,567
				$371,688
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered. For non-deliverable currency swaps, the net of the USD amount and USD equivalent of the Notional Amount will be paid or received by the Portfolio.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter

PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SAIBOR	Saudi Arabian Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TLREF	– Turkish Lira Overnight Reference Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
BAM	– Bosnia-Herzegovina Convertible Mark

BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Portfolio of Investments — continued

CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
ETB	– Ethiopian Birr
EUR	– Euro
GEL	– Georgian Lari
GHS	– Ghanaian Cedi
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
KES	– Kenyan Shilling
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
MXN	– Mexican Peso
MYR	– Malaysian Ringgit

NGN	– Nigerian Naira
PEN	– Peruvian Sol
PKR	– Pakistan Rupee
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Statement of Assets and Liabilities

October 31, 2024
Assets
Unaffiliated investments, at value (identified cost $1,113,852,620)	$1,050,870,600
Affiliated investments, at value (identified cost $5,727,085)	5,727,085
Cash	444,785
Deposits for derivatives collateral:
Centrally cleared derivatives	32,259,073
OTC derivatives	4,245,000
Foreign currency, at value (identified cost $21,892,135)	21,809,363
Interest and dividends receivable	24,445,543
Dividends receivable from affiliated investments	13,322
Receivable for investments sold	10,115,640
Receivable for variation margin on open futures contracts	16,830
Receivable for open forward foreign currency exchange contracts	27,008,121
Receivable for open swap contracts	772,738
Receivable for closed swap contracts	47,556
Receivable for open non-deliverable bond forward contracts	144,926
Trustees' deferred compensation plan	89,771
Total assets	$1,178,010,353
Liabilities
Cash collateral due to brokers	$3,133,000
Written options outstanding, at value (premiums received $104,747)	110,271
Payable for investments purchased	1,101,270
Payable for variation margin on open centrally cleared derivatives	131,506
Payable for open forward foreign currency exchange contracts	24,857,377
Payable for open swap contracts	379,161
Payable for open non-deliverable bond forward contracts	644,688
Payable to affiliates:
Investment adviser fee	670,371
Trustees' fees	6,325
Trustees' deferred compensation plan	89,771
Interest payable on securities sold short	195,821
Accrued foreign capital gains taxes	441,568
Accrued expenses	770,211
Total liabilities	$32,531,340
Net Assets applicable to investors' interest in Portfolio	$1,145,479,013

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Statement of Operations

Year Ended
October 31, 2024
Investment Income
Dividend income from affiliated investments	$2,774,954
Interest income (net of foreign taxes withheld of $1,660,670)	115,009,097
Other income	14,048
Total investment income	$117,798,099
Expenses
Investment adviser fee	$7,976,751
Trustees’ fees and expenses	77,399
Custodian fee	976,692
Legal and accounting services	157,612
Interest expense and fees	499,888
Interest expense on securities sold short	1,036,519
Miscellaneous	42,481
Total expenses	$10,767,342
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$81,557
Total expense reductions	$81,557
Net expenses	$10,685,785
Net investment income	$107,112,314
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $202,598)	$(56,682,367)
Written options	354,000
Securities sold short	866,617
Futures contracts	(223,489)
Swap contracts	(8,064,879)
Foreign currency transactions	8,135,303
Forward foreign currency exchange contracts	394,363
Non-deliverable bond forward contracts	1,334,458
Net realized loss	$(53,885,994)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $87,263)	$61,313,912
Written options	(78,065)
Securities sold short	(211,248)
Futures contracts	301,487
Swap contracts	11,670,723
Foreign currency	281,468
Forward foreign currency exchange contracts	(1,766,221)
Non-deliverable bond forward contracts	(541,520)
Net change in unrealized appreciation (depreciation)	$70,970,536
Net realized and unrealized gain	$17,084,542
Net increase in net assets from operations	$124,196,856

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Statements of Changes in Net Assets

	Year Ended October 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$107,112,314	$72,437,283
Net realized loss	(53,885,994)	(63,719,108)
Net change in unrealized appreciation (depreciation)	70,970,536	130,772,686
Net increase in net assets from operations	$124,196,856	$139,490,861
Capital transactions:
Contributions	$234,218,091	$327,529,582
Withdrawals	(282,950,097)	(355,736,811)
Net decrease in net assets from capital transactions	$(48,732,006)	$(28,207,229)
Net increase in net assets	$75,464,850	$111,283,632
Net Assets
At beginning of year	$1,070,014,163	$958,730,531
At end of year	$1,145,479,013	$1,070,014,163

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2024
Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2024	2023	2022	2021	2020
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.86%(2)	0.73%	0.76%	0.75%	0.79%
Net expenses	0.86%(2)(3)	0.72%(3)	0.76%(3)	0.75%	0.79%
Net investment income	8.66%	6.43%	6.43%	4.98%	5.79%
Portfolio Turnover	85%	67%	33%	56%	56%
Total Return	11.30%	15.00%	(20.12)%	1.48%	0.08%
Net assets, end of year (000’s omitted)	$1,145,479	$1,070,014	$958,731	$1,561,621	$1,253,935
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest expense, including on securities sold short and reverse repurchase agreements, of 0.12% of average daily net assets for the year ended October 31, 2024.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022, respectively).

Emerging Markets Local Income Portfolio
October 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2024, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 88.3%, 11.3% and 0.4%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps ("swaptions") are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates.

Emerging Markets Local Income Portfolio
October 31, 2024
Notes to Financial Statements — continued

D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of October 31, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying

Emerging Markets Local Income Portfolio
October 31, 2024
Notes to Financial Statements — continued

investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
M  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
N  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

Emerging Markets Local Income Portfolio
October 31, 2024
Notes to Financial Statements — continued

O  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
P  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
Q  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.650%
$1 billion but less than $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion and over	0.575%
For the year ended October 31, 2024, the Portfolio’s investment adviser fee amounted to $7,976,751 or 0.64% of the Portfolio’s average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2024, the investment adviser fee paid was reduced by $81,557 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.

Emerging Markets Local Income Portfolio
October 31, 2024
Notes to Financial Statements — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, aggregated $849,077,747 and $776,739,704, respectively, for the year ended October 31, 2024.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,074,128,206
Gross unrealized appreciation	$72,501,144
Gross unrealized depreciation	(89,761,027)
Net unrealized depreciation	$(17,259,883)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2024 is included in the Portfolio of Investments. At October 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: During the year ended October 31, 2024, the Portfolio entered into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, interest rate swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $25,991,497. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $7,896,601 at October 31, 2024.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

Emerging Markets Local Income Portfolio
October 31, 2024
Notes to Financial Statements — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2024.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2024 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$466,775	$22	$466,797
Not applicable	11,040,240*	11,988,839*	23,029,079
Receivable for open forward foreign currency exchange contracts	27,008,121	—	27,008,121
Receivable for open swap contracts	—	772,738	772,738
Receivable for open non-deliverable bond forward contracts	—	144,926	144,926
Total Asset Derivatives	$38,515,136	$12,906,525	$51,421,661
Derivatives not subject to master netting or similar agreements	$11,040,240	$11,988,839	$23,029,079
Total Asset Derivatives subject to master netting or similar agreements	$27,474,896	$917,686	$28,392,582
Written options outstanding, at value	$(110,271)	$ —	$(110,271)
Not applicable	(19,514,356)*	(15,156,125)*	(34,670,481)
Payable for open forward foreign currency exchange contracts	(24,857,377)	—	(24,857,377)
Payable for open swap contracts	—	(379,161)	(379,161)
Payable for open non-deliverable bond forward contracts	—	(644,688)	(644,688)
Total Liability Derivatives	$(44,482,004)	$(16,179,974)	$(60,661,978)
Derivatives not subject to master netting or similar agreements	$(19,514,356)	$(15,156,125)	$(34,670,481)
Total Liability Derivatives subject to master netting or similar agreements	$(24,967,648)	$(1,023,849)	$(25,991,497)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

Emerging Markets Local Income Portfolio
October 31, 2024
Notes to Financial Statements — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$921,705	$(921,705)	$ —	$ —	$ —	$ —
Barclays Bank PLC	1,220,395	(1,220,395)	—	—	—	—
BNP Paribas	1,197,566	(1,197,566)	—	—	—	—
Citibank, N.A.	2,473,926	(711,615)	—	(1,762,311)	—	2,303,000
Deutsche Bank AG	48,306	(48,306)	—	—	—	—
Goldman Sachs International	1,034,891	(1,034,891)	—	—	—	—
HSBC Bank USA, N.A.	563,845	(563,845)	—	—	—	—
ICBC Standard Bank plc	1,157,540	(9,723)	—	(830,000)	317,817	830,000
JPMorgan Chase Bank, N.A.	1,492,023	(1,492,023)	—	—	—	—
Societe Generale	21,917	(21,917)	—	—	—	—
Standard Chartered Bank	16,583,584	(12,618,433)	—	—	3,965,151	—
State Street Bank and Trust Company	541,496	(424,448)	(117,048)	—	—	—
UBS AG	1,135,388	(1,135,388)	—	—	—	—
	$28,392,582	$(21,400,255)	$(117,048)	$(2,592,311)	$4,282,968	$3,133,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$(1,267,820)	$921,705	$290,355	$55,760	$ —	$242,000
Barclays Bank PLC	(2,067,712)	1,220,395	612,547	—	(234,770)	—
BNP Paribas	(1,930,726)	1,197,566	574,526	—	(158,634)	—
Citibank, N.A.	(711,615)	711,615	—	—	—	—
Credit Agricole Corporate and Investment Bank	(487,279)	—	220,630	170,000	(96,649)	170,000
Deutsche Bank AG	(162,254)	48,306	—	—	(113,948)	—
Goldman Sachs International	(1,237,198)	1,034,891	150,614	—	(51,693)	—
HSBC Bank USA, N.A.	(1,424,990)	563,845	806,929	—	(54,216)	—
ICBC Standard Bank plc	(9,723)	9,723	—	—	—	—
JPMorgan Chase Bank, N.A.	(2,087,162)	1,492,023	177,702	210,000	(207,437)	210,000
Societe Generale	(158,300)	21,917	—	—	(136,383)	—
Standard Chartered Bank	(12,618,433)	12,618,433	—	—	—	490,000
State Street Bank and Trust Company	(424,448)	424,448	—	—	—	—

Emerging Markets Local Income Portfolio
October 31, 2024
Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
UBS AG	$(1,403,837)	$1,135,388	$ —	$ —	$(268,449)	$ —
	$(25,991,497)	$21,400,255	$2,833,303	$435,760	$(1,322,179)	$1,112,000
Total — Deposits for derivatives collateral — OTC derivatives						$4,245,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2024 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$ —	$(3,687,962)	$ —	$(3,687,962)
Written options	—	623,688	(269,688)	354,000
Futures contracts	—	—	(223,489)	(223,489)
Swap contracts	(2,234)	—	(8,062,645)	(8,064,879)
Forward foreign currency exchange contracts	—	394,363	—	394,363
Non-deliverable bond forward contracts	—	—	1,334,458	1,334,458
Total	$(2,234)	$(2,669,911)	$(7,221,364)	$(9,893,509)
Change in unrealized appreciation (depreciation):
Investments	$ —	$(235,646)	$(109,830)	$(345,476)
Written options	—	(78,065)	—	(78,065)
Futures contracts	—	—	301,487	301,487
Swap contracts	2,068	—	11,668,655	11,670,723
Forward foreign currency exchange contracts	—	(1,766,221)	—	(1,766,221)
Non-deliverable bond forward contracts	—	—	(541,520)	(541,520)
Total	$2,068	$(2,079,932)	$11,318,792	$9,240,928
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Purchased Swaptions	Swap Contracts
$17,366,000	$3,323,413,000	$70,015,000	$13,022,000	$1,574,699,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the year ended October 31, 2024, which are indicative of the volume of these derivative types, were approximately $104,679,000 and $5,754,000, respectively.

Emerging Markets Local Income Portfolio
October 31, 2024
Notes to Financial Statements — continued

6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2024.
7  Reverse Repurchase Agreements
There were no reverse repurchase agreements outstanding as of October 31, 2024. For the year ended October 31, 2024, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $4,112,000 and 5.65%, respectively.
8  Affiliated Investments
At October 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $5,727,085, which represents 0.5% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$97,178,009	$666,244,292	$(757,695,216)	$ —	$ —	$5,727,085	$2,774,954	5,727,085
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2024, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$ —	$ 83,774,482	$ —	$ 83,774,482
Loan Participation Notes	—	—	19,425,118	19,425,118
Sovereign Government Bonds	—	815,219,802	—	815,219,802
Short-Term Investments:
Affiliated Fund	5,727,085	—	—	5,727,085
Sovereign Government Securities	—	123,504,383	—	123,504,383
U.S. Treasury Obligations	—	8,480,018	—	8,480,018
Purchased Currency Options	—	466,775	—	466,775

Emerging Markets Local Income Portfolio
October 31, 2024
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Purchased Interest Rate Swaptions	$ —	$ 22	$ —	$ 22
Total Investments	$5,727,085	$1,031,445,482	$19,425,118	$1,056,597,685
Forward Foreign Currency Exchange Contracts	$ —	$ 38,048,361	$ —	$ 38,048,361
Non-Deliverable Bond Forward Contracts	—	144,926	—	144,926
Futures Contracts	439,669	—	—	439,669
Swap Contracts	—	12,321,908	—	12,321,908
Total	$6,166,754	$1,081,960,677	$19,425,118	$1,107,552,549
Liability Description
Written Currency Options	$ —	$ (110,271)	$ —	$ (110,271)
Forward Foreign Currency Exchange Contracts	—	(44,371,733)	—	(44,371,733)
Non-Deliverable Bond Forward Contracts	—	(644,688)	—	(644,688)
Swap Contracts	—	(15,535,286)	—	(15,535,286)
Total	$ —	$ (60,661,978)	$ —	$ (60,661,978)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Loan Participation Notes
Balance as of October 31, 2023	$25,557,142
Realized gains (losses)	(1,602,624)
Change in net unrealized appreciation (depreciation)	1,323,294
Cost of purchases	—
Proceeds from sales, including return of capital	(6,318,157)
Accrued discount (premium)	465,463
Transfers to Level 3	—
Transfers from Level 3	—
Balance as of October 31, 2024	$19,425,118
Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2024	$432,579
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2024:
Type of Investment	Fair Value as of October 31, 2024	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Loan Participation Notes	$19,425,118	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.10% - 6.10%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.78% based on relative principal amounts.

Emerging Markets Local Income Portfolio
October 31, 2024
Notes to Financial Statements — continued

10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Emerging Markets Local Income Portfolio
October 31, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Emerging Markets Local Income Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Emerging Markets Local Income Portfolio (the “Portfolio"), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 18, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Emerging Markets Local Income Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Emerging Markets Local Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio, including recent changes to such personnel. The Board considered each Adviser’s expertise with respect to emerging markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market EVM believes may not be represented or underrepresented by the Portfolio; to hedge certain Portfolio exposures; and/or to otherwise manage the exposures of the Fund.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio , on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

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EEIAX-NCSR    10.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	December 23, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	December 23, 2024